    As filed with the Securities and Exchange Commission on August 23, 2002



                           Registration No. 333-92126


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ___


                       [X] Post-Effective Amendment No. 1


                        (Check appropriate Box or Boxes)

                           Columbia Growth Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

           1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207
                    (Address of Principal Executive Offices)

                                  503-222-3600
                        (Area Code and Telephone Number)

                                 Jeff B. Curtis
                       1301 SW Fifth Avenue, PO Box 1350
                             Portland, Oregon 97207
                    (Name and address of Agent for Service)


Title of Securities Being Registered: Shares of Common Stock.





It is proposed that this filing will become effective (check appropriate box):



      [x] Immediately upon filing pursuant to paragraph (b)
      [ ] On [date] pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] On February 28, 2001 pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] On [date] pursuant to paragraph (a)(2) of Rule 485


An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                THE GALAXY FUND

                          GALAXY LARGE CAP GROWTH FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy Large Cap Growth Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Fund will be asked to vote on the proposed acquisition of their fund by the Columbia Growth Fund, Inc. which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisition of the Galaxy Large Cap Growth Fund to enable shareholders to invest in a much larger fund with a similar investment strategy. In addition, the acquisition will generally provide the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base. More information on the specific details and reasons for the Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -S-Dwight E. Vicks, Jr.
                                          Dwight E. Vicks, Jr.

                                          Chairman of the Board of Trustees

                                          The Galaxy Fund


August 23, 2002



G-60/734K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD OCTOBER 18, 2002

                                THE GALAXY FUND

                          GALAXY LARGE CAP GROWTH FUND


     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Large Cap Growth Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:


          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Large Cap Growth Fund to, and the assumption of all of the liabilities of the Galaxy Large Cap Growth Fund by, the Columbia Growth Fund, Inc. in exchange for shares of the Columbia Growth Fund, Inc. and the distribution of such shares to the shareholders of the Galaxy Large Cap Growth Fund in complete liquidation of the Galaxy Large Cap Growth Fund.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel
                                          W. Bruce McConnel, Secretary


August 23, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 23, 2002



                ACQUISITION OF THE ASSETS AND LIABILITIES OF THE


                          GALAXY LARGE CAP GROWTH FUND

                              c/o The Galaxy Fund
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-345-6611


                      BY AND IN EXCHANGE FOR SHARES OF THE


                           COLUMBIA GROWTH FUND, INC.

                               c/o Columbia Funds
                             1301 S.W. Fifth Avenue
                             Portland, Oregon 97201
                                 1-800-547-1707

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy Large Cap Growth Fund
            by the Columbia Growth Fund, Inc. ..............    9
  The Proposal..............................................    9
  Principal Investment Risks................................    9
  Information About the Acquisition.........................    9
GENERAL.....................................................   17
  Voting Information........................................   17
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Columbia Growth Fund, Inc.............  C-1
Appendix D -- Information Applicable to Class Z, Class A and
              Class G Shares of the Columbia Fund and Trust,
              Retail A and Retail B Shares of the Galaxy
              Fund..........................................  D-1
Appendix E -- Comparison of Differences Between a
              Massachusetts Business Trust and an Oregon
              Corporation...................................  E-1


     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Large Cap Growth Fund (the "Galaxy Fund") by the Columbia Growth Fund, Inc. (the "Columbia Fund" and, together with the Galaxy Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Galaxy Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002 at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Galaxy Fund and Columbia Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.

     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Galaxy Fund by the Columbia Fund. If the Acquisition of the Galaxy Fund occurs, you will become a shareholder of the Columbia Fund. If the Agreement and Plan of Reorganization relating to the Galaxy Fund is approved by the shareholders of the Galaxy Fund and the related Acquisition occurs, the Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Galaxy Fund will be distributed pro rata to the Galaxy Fund's shareholders of the corresponding class. Please review this Proposal carefully.

     Please review the enclosed Prospectus of the Columbia Fund. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:


     - The Prospectuses for the Galaxy Fund dated February 28, 2002, as supplemented on March 15, 2002, April 12, 2002, April 24, 2002, May 20, 2002, July 3, 2002 and July 10, 2002.



     - The Statement of Additional Information for the Galaxy Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders of the Galaxy Fund dated October 31, 2001, as supplemented on April 1, 2002.


     - The financial statements included in the Semi-Annual Report to Shareholders of the Galaxy Fund dated April 30, 2002.


     - The Statement of Additional Information of the Columbia Fund dated August 23, 2002 relating to this Prospectus/Proxy.



     The Galaxy Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above you may call 1-800-426-3750, or you may write to the Galaxy Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Galaxy Fund at www.galaxyfunds.com. Text-only versions of all Galaxy Fund and Columbia Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at 233 Broadway, New York, New York 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy are recommending that the Columbia Fund acquire the Galaxy Fund. This means that the Columbia Fund would acquire all of the assets and liabilities of the Galaxy Fund in exchange for shares of the Columbia Fund. If the Acquisition relating to the Galaxy Fund is approved and the Acquisition is consummated, your shares of the Galaxy Fund will be cancelled and you will receive shares of the Columbia Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund shares as of the business day before the closing of the Acquisition. The Acquisition is expected to occur on or around December 6, 2002, or such other date as the parties may agree.



2.  WHY IS THE ACQUISITION BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy Fund, and Columbia Funds Management Company ("CFMC"), the investment adviser to the Columbia Fund, and several other investment advisory firms (the "Columbia Affiliates"), are part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA, CFMC and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Columbia Funds and Liberty Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisition described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.



The Trustees of Galaxy recommend approval of the Acquisition because it offers shareholders of the Galaxy Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Galaxy Fund. In reviewing the Acquisition, the Trustees also considered the following matters:



     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Galaxy Fund are expected to experience lower expenses;



     - Galaxy Fund shareholders will move into a fund with a better long-term performance record; and


     - the Acquisition is expected to be tax-free for shareholders of the Galaxy Fund who choose to remain shareholders of the Columbia Fund, while liquidation would be a realization event for tax purposes.

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.


3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?


The following tables allow you to compare the current sales charges and management fees and expenses of the Galaxy Fund and the Columbia Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Retail A shareholders of the Galaxy Fund will receive Class A shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund. Class G shares of the Columbia Fund will continue to be available for purchase after consummation of the Acquisition by former Retail B shareholders of the Galaxy Fund but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.


The Annual Fund Operating Expenses shown in the table below represent expenses for the Galaxy Fund for its last fiscal year (ended October 31, 2001) and for the Columbia Fund for its last fiscal year (ended December 31, 2001) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of March 31, 2002.



Shareholders of the Galaxy Fund will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") applicable to share purchases made prior to the Acquisition will be continued.



Based on estimated expenses as of March 31, 2002, expenses of each class of shares of the Columbia Fund are expected to be lower than the expenses of the corresponding class of shares of the Galaxy Fund.



SHAREHOLDER FEES

(paid directly from your investment)


                                            GALAXY FUND(1)                           COLUMBIA FUND
                                            --------------                           -------------
                                                                                                      EXISTING
                                    RETAIL A   RETAIL B   RETAIL B      TRUST     CLASS A   CLASS G   SHARES(2)
Maximum sales charge (load) on
purchases (%) (as a percentage of
the offering price)                     5.75(3)     None      None      None            +         +     None
---------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                                  1.00(4)     5.00(5)     5.50(5)(6) None         +         +     None
---------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount redeemed, if
applicable)                              (7)        (7)        (7)       (7)            +         +     None



                                                                     COLUMBIA FUND
                                                                (PRO FORMA COMBINED)(1)
                                                                -----------------------
                                                              CLASS A   CLASS G   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                             5.75(3)    None      None
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as
a percentage of the lesser of purchase price or redemption
price)                                                         1.00(8)   5.00(5)   None
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                     (7)       (7)       (7)


---------------

 + Class A and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition.



(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) Existing shares of the Columbia Fund will be redesignated as Class Z shares at the time of the Acquisition.



(3) Reduced sales charges may be available.



(4) This charge applies only to investments in Galaxy Fund Retail A Shares of $1 million or more that are redeemed within one year after purchase.



(5) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on when and how you acquired your shares and when you redeem your shares.



(6) This amount applies only to Retail B Shares acquired in the reorganization of the Pillar Equity Income Fund (the "Pillar Fund") into the Galaxy Fund (the "Pillar Reorganization") if you sell your shares in the first year after purchase of the Pillar Fund Class B Shares you held prior to the Pillar Reorganization.



(7) There is a $7.50 charge for wiring sale proceeds to your bank.



(8) This charge applies only to Class A Shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase and that are sold within 18 months of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to this charge if sold within 18 months of the date of purchase.

ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                    GALAXY FUND                  COLUMBIA FUND
                                                (FISCAL YEAR ENDED             (FISCAL YEAR ENDED
                                                 OCTOBER 31, 2001)             DECEMBER 31, 2001)
                                                ------------------             ------------------
                                                                                              EXISTING
                                            RETAIL A   RETAIL B   TRUST   CLASS A   CLASS G    SHARES
Management fee (%)                            0.75       0.75     0.75          +         +     0.56
------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)     0.25(9)    0.95(10) None          +         +     None
------------------------------------------------------------------------------------------------------
Other expenses (%)                            0.36       0.44     0.31          +         +     0.16
------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)      1.36       2.14     1.06          +         +     0.72



                                                                      COLUMBIA FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS A    CLASS G    CLASS Z
Management fee (%)                                             0.56       0.56       0.56
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      0.25(9)    0.95(10)   None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.29       0.27       0.20
-------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                       1.10       1.78       0.76


---------------

  + Class A and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition.



 (9) The Galaxy Fund may pay distribution (12b-1) fees of up to a maximum of 0.50% of the Galaxy Fund's average daily net assets attributable to Retail A Shares, but will limit such fees to not more than 0.25% during the current fiscal year. In addition, the Columbia Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Columbia Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



(10)Each of the Galaxy Fund and Columbia Fund may pay distribution and service (12b-1) fees of up to a maximum of 1.15% of such Fund's average daily net assets attributable to Retail B Shares and Class G shares, respectively (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more that 0.95% during the current fiscal year.



EXAMPLE EXPENSES



Example expenses help you compare the cost of investing in the Galaxy Fund or the Columbia Fund currently with the cost of investing in the Columbia Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:


     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
GALAXY FUND
Retail A                                                   $706     $  981     $1,277      $2,116
--------------------------------------------------------------------------------------------------
Retail B(1)
  did not sell your shares                                  217        670      1,149       2,274
  sold all your shares at end of period                     717      1,070      1,449       2,274
--------------------------------------------------------------------------------------------------
Retail B(2)
  did not sell your shares                                  217        670      1,149       2,274
  sold all your shares at end of period                     767      1,070      1,349       2,274
--------------------------------------------------------------------------------------------------
Trust Shares                                                108        337        585       1,294
--------------------------------------------------------------------------------------------------



                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
COLUMBIA FUND
Existing Shares                                             $74       $230       $401        $894
---------------------------------------------------------------------------------------------------



                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
COLUMBIA FUND(PRO FORMA COMBINED)
Class A                                                    $681      $905      $1,146      $1,838
--------------------------------------------------------------------------------------------------
Class G(3)
  did not sell your shares                                  181       560         964       1,916
  sold all your shares at end of period                     681       960       1,264       1,916
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  181       560         964       1,916
  sold all your shares at end of period                     731       960       1,164       1,916
--------------------------------------------------------------------------------------------------
Class Z                                                      78       243         422         942
--------------------------------------------------------------------------------------------------


(1) Assumes Retail B Shares of the Galaxy Fund automatically convert to Retail A Shares of the Galaxy Fund eight years after purchase.

(2) For Retail B Shares of the Galaxy Fund acquired in connection with the Pillar Reorganization. Assumes Retail B Shares of the Galaxy Fund convert to Retail A Shares of the Galaxy Fund eight years after purchase of the Pillar Fund Class B shares held prior to the Pillar Reorganization.

(3) Assumes Class G shares automatically convert to Class A shares of the Columbia Fund eight years after purchase.

(4) For Class G shares acquired in the Acquisition in exchange for Retail B Shares of the Galaxy Fund that were acquired in connection with the Pillar Reorganization. Assumes Class G shares convert to Class A Shares of the Columbia Fund eight years after purchase of the Pillar Class B Shares held prior to the Pillar Reorganization.


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that certain fixed costs involved in operating the Galaxy Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Columbia Fund or Columbia.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GALAXY FUND AND COLUMBIA FUND COMPARE?


This table compares the investment goals and principal investment strategies of the Galaxy Fund and Columbia Fund.


----------------------------------------------------------------------------------------------------------
                       GALAXY FUND                                        COLUMBIA FUND
----------------------------------------------------------------------------------------------------------
    INVESTMENT GOAL -- The Fund seeks long-term growth  INVESTMENT GOAL -- The Fund seeks capital
    of capital.                                         appreciation.
----------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENT STRATEGIES -- The Fund seeks   PRINCIPAL INVESTMENT STRATEGIES -- The Fund seeks
    to achieve its goal as follows:                     to achieve its goal as follows:

    - Under normal circumstances, the Fund invests at   - Under normal market conditions, the Fund invests
      least 80% of its net assets plus any borrowings     in stocks of companies expected to experience
      for investment purposes in a diversified            long-term, above average earnings growth.
      portfolio of equity securities, mainly common
      stocks of established U.S. companies with large   - As compared to the overall market, these
      market capitalizations (in excess of $5             companies tend to have attractive valuations,
      billion), primarily those that demonstrate          strong competitive positions within their
      long-term earnings growth.                          industry groups and the ability to grow using
                                                          internal resources. The Fund focuses on growth
    - In selecting portfolio securities for the Fund,     stocks, which generally trade with higher
      the Fund's adviser seeks to buy companies that      price/earnings ratios, reflecting investors'
      have consistently grown earnings above the S&P      willingness to pay a higher share price for
      500 earnings growth rate and are attractively       potentially steady or higher earnings growth.
      priced relative to their growth prospects.
                                                        - The Fund may also invest, to a limited extent,
    - The adviser's investment selection process          in foreign securities, including American
      begins with a top-down analysis of general          Depositary Receipts.
      economic conditions to determine how the
      investments will be weighted among the industry   - The Fund's adviser utilizes a team approach to
      sectors. The adviser then conducts an analysis      investing in which a top-down overview is
      of fundamental growth characteristics (such as      combined with a thorough review of market
      return on equity, earnings growth and               sectors and securities within the sectors. This
      consistency, and price/earnings ratio) of the       process includes a bottom-up review of
      companies within the sectors to identify stocks     individual companies. The investment team looks
      which are likely to appreciate in value.            at factors such as financial condition, quality
                                                          of management, industry dynamics, earnings
    - The adviser may sell a security when it achieves    growth, profit margins, sales trends, dividend
      a designated price target, there is a fundamental   payment history and potential, price/earnings
      change in a company's prospects, or better          and price/book ratios, as well as investments in
      investment opportunities become available.          research and development.

                                                        - The Fund generally intends to purchase
                                                          securities for long-term investment rather than
                                                          short-term gains. When circumstances warrant,
                                                          the Fund may sell securities without regard to
                                                          the length of time they have been held.
----------------------------------------------------------------------------------------------------------

Shareholders of the Galaxy Fund should note that, although the investment goals, strategies and policies of the Columbia Fund are generally similar to those of the Galaxy Fund, there may be some differences in the investment approach of the combined fund. In particular, the Galaxy Fund invests primarily in the common stocks of companies with large market capitalizations while the Columbia Fund does not focus on market capitalization when selecting its investments. In addition, the Columbia Fund may invest, to a limited extent, in foreign securities, while the Galaxy Fund, although it may invest in foreign securities, does not currently do so.


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.


5.  WHAT CLASS OF COLUMBIA FUND SHARES WILL I RECEIVE IF THE ACQUISITION OCCURS?



If you own Retail A Shares of the Galaxy Fund, you will receive Class A shares of the Columbia Fund. The initial sales charge will not apply to Class A shares of the Columbia Fund you receive in connection with the Acquisition, but it will apply to any purchases of Class A shares of the Columbia Fund you make after consummation of the Acquisition unless you qualify for a sales charge waiver. If you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Retail A Shares of the Galaxy Fund.



If you own Retail B Shares of the Galaxy Fund, you will receive Class G shares of the Columbia Fund. The CDSC applicable to your Galaxy Fund Retail B Shares will be maintained on the Class G shares you receive in the Acquisition. Class G shares will continue to be available for purchase after consummation of the Acquisition by former Retail B shareholders of the Galaxy Funds. Class G shares will not be sold to new investors.


If you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund.


For more information on the characteristics of the Columbia Fund shares you will receive in comparison to the Galaxy Fund shares you currently own, please see the section "Information About the Acquisition -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.



6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?


The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Galaxy Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Galaxy Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy Fund shares are expected to carry over to your new shares in the Columbia Fund.

                                    PROPOSAL

                ACQUISITION OF THE GALAXY LARGE CAP GROWTH FUND

                       BY THE COLUMBIA GROWTH FUND, INC.


THE PROPOSAL



     Shareholders of the Galaxy Fund are being asked to approve the Agreement and Plan of Reorganization dated July 31, 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Galaxy Fund by the Columbia Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS


     All of the principal risks applicable to the Funds are described in the table below. The Acquisition will expose the shareholders of the Galaxy Fund to the following additional principal risks (capitalized terms are described in the table that follows this discussion): Foreign Investments Risk, Sector Risk.


PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
FOREIGN INVESTMENTS RISK -- The Fund may invest in foreign          Columbia Fund
issuers. When the Fund does invest in foreign issuers, its
total returns may be affected by fluctuations in currency
exchange rates or political or economic conditions in a
particular country.
-------------------------------------------------------------------------------------
GROWTH STOCKS RISK -- The Fund concentrates on growth               Columbia Fund
stocks. The Fund is subject to the risk that growth stocks
may be out of favor with investors for an extended period of time.
-------------------------------------------------------------------------------------
LARGE CAP GROWTH STOCKS RISK -- The Fund is subject to the            Galaxy Fund
risk that the large capitalization growth stocks that it
typically holds may underperform other segments of the
equity market or the equity market as a whole.
-------------------------------------------------------------------------------------
MARKET RISK -- Changes in the U.S. or foreign economies can           Galaxy Fund
cause the value of stocks and other investments held by a
Fund to fall. Stock prices may decline over short or                Columbia Fund
extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The
value of an investment in a Fund will go up and down with
the value of the investments which the Fund holds. A Fund's
investments may not perform as well as other investments,
even in times of rising markets.
-------------------------------------------------------------------------------------
SECTOR RISK -- A potentially significant portion of the             Columbia Fund
Fund's assets is invested in technology stocks. The Fund's
return could be hurt significantly by problems affecting
that market sector.
-------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The adviser evaluates the          Columbia Fund
risks and rewards presented by all securities purchased by a
Fund and how they advance the Fund's investment objective.            Galaxy Fund
It is possible, however, that these evaluations will prove
to be inaccurate.



INFORMATION ABOUT THE ACQUISITION


  General

     Shareholders who object to the Acquisition of the Galaxy Fund by the Columbia Fund will not be entitled under Massachusetts law or Galaxy's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the Columbia Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your Galaxy Fund shares at any time prior to the consummation of the Acquisition.

  Shares You Will Receive


     If the Acquisition of the Galaxy Fund occurs and you own Retail A Shares of the Galaxy Fund, you will receive Class A shares of the Columbia Fund. As compared to the Galaxy Fund Retail A Shares you currently own, Class A shares of the Columbia Fund will have the following characteristics:


     - Class A shares you receive in exchange for your Galaxy Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail A Shares as of the business day before the closing of the Acquisition.


     - Class A shares of the Columbia Fund are subject to the same initial sales charge schedule as Retail A Shares of the Galaxy Fund; however, the Class A shares you receive in exchange for your Galaxy Fund Retail A Shares will not be subject to an initial sales charge.


     - The Columbia Fund charges a CDSC of 1% for certain large purchases of Class A shares if they are redeemed within 18 months of purchase, while similar large purchases of Retail A Shares of the Galaxy Fund are subject to a 1% CDSC if they are redeemed within one year of purchase. However, if you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition, the Class A shares of the Columbia Fund you acquire in the Acquisition will be subject to a CDSC only if you sell the shares within one year after you purchased your Galaxy Fund Retail A Shares, rather than 18 months.

     - Class A shares of the Columbia Fund are subject to the same distribution fees as Retail A Shares of the Galaxy Fund.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.


     - Class A shares acquired in the Acquisition may be exchanged for Class A shares of any other fund sold by Liberty Funds Distributor, Inc.



     - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix E for more information regarding the differences between the Galaxy Fund and the Columbia Fund.



     If the Acquisition of the Galaxy Fund occurs and you own Retail B Shares of the Galaxy Fund, you will receive Class G shares of the Columbia Fund. As compared to the Retail B Shares of the Galaxy Fund you currently own, Class G shares of the Columbia Fund will have the following characteristics:


     - Class G shares you receive in exchange for your Galaxy Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail B Shares as of the business day before the closing of the Acquisition.

     - Class G shares are subject to the same CDSC schedule as Retail B Shares of the Galaxy Fund, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased your Galaxy Fund Retail B Shares or, in the case of Retail B Shares of the Galaxy Fund acquired in connection with the Pillar Reorganization, from the date you acquired the Pillar Fund Class B shares you held prior to the Pillar Reorganization.

     - Class G shares are subject to the same distribution and service fees as Retail B Shares of the Galaxy Fund.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - Class G shares acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.



     - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix E for more information regarding the differences between the Galaxy Fund and the Columbia Fund.



     If the Acquisition of the Galaxy Fund occurs and you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund. As compared to the Galaxy Fund Trust Shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:


     - They will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Trust Shares as of the business day before the closing of the Acquisition.


     - The procedures for purchasing and redeeming your shares will be similar after the Acquisition to those you currently follow, although Class Z shares may be purchased and redeemed through financial advisors and directly through the Columbia Fund's distributor while Trust Shares can be purchased and redeemed only through financial institutions.



     - You will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc., while your Galaxy Fund Trust Shares may be exchanged for Trust Shares of another Galaxy Fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.



     - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix E for more information regarding the differences between the Galaxy Fund and the Columbia Fund.



     Please see Appendix D for more information concerning similarities and differences between the various share classes of the Galaxy Fund and the Columbia Fund.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."


  Reasons for the Acquisition


     On November 1, 2001, Fleet National Bank, which is a wholly-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to the Galaxy Fund, and CFMC, the investment adviser to the Columbia Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly-owned subsidiary of FleetBoston. Galaxy and the Columbia Fund are two of a number of investment companies constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisition described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*


     The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Directors of the Columbia Fund, including all of the Directors who are not "interested persons" of the Columbia Fund, have determined that the Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved the Acquisition and recommend that you

---------------


* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     In proposing the Acquisition, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Galaxy Fund to enter into the Acquisition:

     - The Acquisition is intended to create a larger fund with an investment goal and strategies generally similar to those of the Galaxy Fund.


     - Based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Galaxy Fund are expected to experience lower expenses.


     - The Acquisition is intended to permit the Galaxy Fund's shareholders to exchange their investment for an investment in the Columbia Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy Fund shareholder were to redeem his or her shares to invest in another fund, such as the Columbia Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Galaxy Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Galaxy Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Columbia Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The Galaxy Trustees considered that shareholders of the Galaxy Fund who do not want to become shareholders of the Columbia Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy Fund prior to the Acquisition.

     In addition, the Galaxy Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Columbia Fund will achieve any particular level of performance after the Acquisition.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of the Galaxy Fund, the Acquisition is expected to occur on or around December 6, 2002, or such other date as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of
Reorganization:



     - The Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund** with an aggregate net asset value equal to the net value of the transferred assets and liabilities.



     - The Acquisition will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisition.


     - The shares of each class of the Columbia Fund received by the Galaxy Fund will be distributed to the Galaxy Fund shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of the Galaxy Fund in full liquidation of the Galaxy Fund.

     - After the Acquisition, the Galaxy Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - The Acquisition requires approval by the Galaxy Fund's shareholders and satisfaction of a number of other conditions. The Acquisition may be terminated at any time with the approval of both the


---------------

** Retail A shareholders of the Galaxy Fund will receive Class A shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund, in each case as discussed under "Information About the Acquisition -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy.

   Trustees of Galaxy and the Directors of the Columbia Fund or, under certain conditions, by either Galaxy or the Columbia Fund.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Galaxy Fund and the Columbia Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Fund by the Columbia Fund at net asset value as of that date.



                                                                                  COLUMBIA FUND
                                                 GALAXY           COLUMBIA          PRO FORMA
                                                  FUND             FUND+          COMBINED(1)(2)
                                              ------------     --------------     --------------
Retail A and Class A(3)
Net asset value.............................  $  4,040,503                   ++   $    4,040,503
Shares outstanding..........................       551,801                               150,934
Net asset value per share...................  $       7.32                   ++   $        26.77

Retail B and Class G(3)
Net asset value.............................  $ 21,148,102                   ++   $   21,148,102
Shares outstanding..........................     3,010,724                               789,993
Net asset value per share...................  $       7.02                   ++   $        26.77

Trust/Shares/Class Z(3)
Net asset value.............................  $133,031,592     $1,066,079,549     $1,199,111,141
Shares outstanding..........................    17,749,681         39,828,718         44,798,146
Net asset value per share...................  $       7.49     $        26.77     $        26.77


---------------

 + The Columbia Fund will be the accounting survivor for financial statement purposes.



++ Class A shares and Class G shares of the Columbia Fund will not be issued until the Acquisition.



(1) Assumes the Acquisition was consummated on May 31, 2002 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Fund will be received by the shareholders of the Galaxy Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of shares of the Columbia Fund on May 31, 2002.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund and Class A shares, Class G shares and Class Z shares (known as Shares before the Acquisition), respectively, of the Columbia Fund and the Columbia Fund pro forma combined.



  Federal Income Tax Consequences


     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Galaxy Fund and the Columbia Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Galaxy Fund or the shareholders of the Galaxy Fund as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Columbia Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Galaxy Fund shares exchanged therefor;

     - under Section 1223(1) of the Code, your holding period for the Columbia Fund shares you receive will include the holding period for your Galaxy Fund shares exchanged therefor if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Columbia Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Columbia Fund's tax basis in the assets that the Columbia Fund receives from the Galaxy Fund will be the same as the Galaxy Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Columbia Fund's holding period in such assets will include the Galaxy Fund's holding period in such assets.


     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy and the Columbia Fund. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.


     Prior to the closing of the Acquisition, the Galaxy Fund will, and the Columbia Fund may, distribute to their shareholders all of their respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. All such distributions will be taxable to shareholders.

     A substantial portion of the portfolio assets of the Galaxy Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Galaxy Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Galaxy Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Columbia Fund's ability to carry forward the realized capital losses of the Galaxy Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of the Galaxy Fund's capital losses may become unavailable for use by the Columbia Fund to offset any gains at all. Third, capital losses that do remain available to the Columbia Fund will offset capital gains realized after the Acquisitions and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisitions. Therefore, in certain circumstances, former shareholders of the Galaxy Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisitions not occurred.



     As of July 31, 2002, the Columbia Fund had approximately $274 million in realized capital losses, including current-year losses and net of current-year gains, and had no pre-Acquisition "built-in" gains. As of the same date, the Galaxy Fund had approximately $43 million in realized capital losses, including current-year losses and net of current-year gains, and had no pre-Acquisition "built-in" gains.



     If the Acquisition had occurred on July 31, 2002, a portion of the Galaxy Fund's capital losses would become unavailable for use by the Columbia Fund.


     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     The charts below show the percentage gain or loss for Trust Shares of the Galaxy Fund in each calendar year since it commenced operations and for the existing shares of the Columbia Fund for the past 10 calendar years. They should give you a general idea of how each of the Fund's returns have varied from year to year. The charts include the effects of expenses for the Galaxy Fund's Trust Shares and the Columbia Fund's existing shares, respectively. Returns for Retail A Shares and Retail B Shares of the Galaxy Fund were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares of the Galaxy Fund would be even lower if any applicable sales charges were included. Class A shares and Class G Shares of the Columbia Fund have not yet commenced operations and have no performance history. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information.


                                  GALAXY FUND


                                  TRUST SHARES

[BAR CHART]

                                                                       GALAXY FUND TRUST SHARES
                                                                       ------------------------
1998                                                                             31.81
1999                                                                             49.62
2000                                                                            -11.86
2001                                                                            -24.34


The Fund's year-to-date total return through June 30, 2002, was -20.35%

For period shown in bar chart:

Best quarter: 4th quarter 2001, +15.54%


Worst quarter: 3rd quarter 2001, -21.94%



                                 COLUMBIA FUND


                                EXISTING SHARES

[BAR CHART]

                                                                     COLUMBIA FUND EXISTING SHARES
                                                                     -----------------------------
1992                                                                             11.82
1993                                                                             13.01
1994                                                                             -0.63
1995                                                                             32.98
1996                                                                             20.80
1997                                                                             26.32
1998                                                                             30.34
1999                                                                             26.02
2000                                                                             -7.94
2001                                                                            -21.40


The Fund's year-to-date total return through June 30, 2002, was -23.13%.

For period shown in bar chart:

Best quarter: 4th quarter 1998, +25.59%


Worst quarter: 3rd quarter 2001, -22.01%


     The following tables list the average annual total returns for Retail A, Retail B and Trust Shares of the Galaxy Fund for the one-year and life-of-the-fund periods ended December 31, 2001 (including applicable sales charges) and the average annual total returns for the existing shares of the Columbia Fund for the one-year, five-year and ten-year periods ended December 31, 2001. Class A shares and Class G shares of the Columbia Fund have not yet commenced operations and have no performance history. These tables are intended to provide you with some indication of the risks of investing in each Fund. At the bottom of each table, you can compare each Fund's performance with one or more appropriate broad-based market indices.

     After-tax returns are shown for Trust Shares of the Galaxy Fund and the existing shares of the Columbia Fund only. After-tax returns for Retail A Shares and Retail B Shares of the Galaxy Fund will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



GALAXY FUND(1)



                                                              INCEPTION            LIFE OF
                                                                DATE      1 YEAR   THE FUND
Trust Shares (%)                                              1/31/97
  Return Before Taxes                                                     -24.34%    8.37%
  Return After Taxes on Distributions                                     -24.34%    5.03%
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                               -14.83%    5.95%
-------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                         2/3/97
  Return Before Taxes                                                     -29.01%    6.75%
-------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                        5/21/97
  Return Before Taxes                                                     -28.93%    6.53%
-------------------------------------------------------------------------------------------
S&P 500 Index (%)(4)                                            N/A       -11.88%    9.54%(5)
(reflects no deduction for fees, expenses or taxes)                                  8.28%(6)


---------------

(1) The Fund began operations as the Pillar Equity Growth Fund, a separate portfolio (the "Predecessor Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the Pillar Reorganization, the Predecessor Fund offered and sold three classes of shares -- Class I Shares, Class A Shares and Class B Shares. In connection with the Pillar Reorganization, holders of Class I, Class A and Class B Shares of the Predecessor Fund exchanged their shares for Trust, Retail A and Retail B Shares, respectively, of the Galaxy Fund. The returns for periods prior to August 27, 2001 are those of the Predecessor Fund.



(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.



(3) The performance of Retail B Shares of the Fund has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased after the reorganization of the Predecessor Fund and redeemed within seven years of purchase.



(4) The Galaxy Fund's returns are compared to the Standard & Poor's 500 Index (the "S&P 500 Index"), an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large companies.


(5) Index performance information is from January 31, 1997 to December 31, 2001.

(6) Index performance information is from May 31, 1997 to December 31, 2001.


COLUMBIA FUND



                                                              1 YEAR   5 YEARS   10 YEARS
Existing Shares (%)
  Return Before Taxes                                         -21.40%    8.47%    11.72%
  Return After Taxes on Distributions                         -21.47%    6.45%     8.85%
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                   -12.96%    6.74%     8.80%
-----------------------------------------------------------------------------------------
S&P 500 Index (%)(1) (reflects no deduction for fees,
  expenses or taxes)                                          -11.88%   10.70%    12.93%
-----------------------------------------------------------------------------------------
Russell 1000 Growth Index (%)(2) (reflects no deduction for
  fees, expenses or taxes)                                    -20.42%    8.27%    10.80%


---------------

(1) The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.


(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated July 31, 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia will require the affirmative vote of a majority of the outstanding shares of the Galaxy Fund. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" means more than 50% of the outstanding shares of the Galaxy Fund. A vote of the shareholders of the Columbia Fund is not needed to approve the Acquisition.


                                    GENERAL


VOTING INFORMATION



     The Galaxy Trustees are soliciting proxies from the shareholders of the Galaxy Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices, located at One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and enclosures are being mailed to shareholders beginning on or about August 23, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $8,041, which will be paid by Columbia as noted below.



  Voting Process.


     You can vote in any one of the following ways:


     (a) By mail, by filling out and returning the enclosed proxy card;



     (b) By phone or Internet (see enclosed proxy insert for instructions); or



     (c) In person at the Meeting.


     Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of the Galaxy Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.


     Costs. Except for transfer agency costs and fees for registering and qualifying shares to be issued in the Acquisitions which will be borne by the Columbia Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by Columbia.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Galaxy Fund at the Meeting. A quorum is constituted with respect to the Galaxy Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Galaxy Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.


     Advisers and Underwriter. The address of the Galaxy Fund's investment adviser is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets. During the fiscal year ended October 31, 2001, the Galaxy Fund paid FIA advisory fees at an annual rate of 0.67% of the Galaxy Fund's average net assets.



     The address of the Columbia Fund's investment adviser is Columbia Funds Management Company, P.O. Box 1350, Portland, Oregon 97207-1350. CFMC has been an investment adviser since 1967. As of June 30, 2002, CFMC managed over $18 billion in assets. During the fiscal year ended December 31, 2001, the Columbia Fund paid CFMC advisory fees at an annual rate of 0.56% of the Fund's average net assets.



     FIA and CFMC are part of the larger Columbia organization, which is a wholly-owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.



     The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.


     Other Service Providers for the Columbia Fund and the Galaxy Fund. In some cases, the Columbia Fund and the Galaxy Fund have different service providers. Upon completion of the Acquisition, the Columbia Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Columbia Fund and the Galaxy Fund.


                                  COLUMBIA FUND                          GALAXY FUND
                                  -------------                          -----------
Administrator          None                                  Fleet Investment Advisors Inc.
                                                             100 Federal Street
                                                             Boston, MA 02110
-------------------------------------------------------------------------------------------------
Fund Accountant        State Street Bank & Trust Company     Colonial Management Associates, Inc.
                       2 Avenue de Lafayette                 One Financial Center
                       Boston, MA 02111                      Boston, MA 02111
-------------------------------------------------------------------------------------------------
Sub-Administrator/     None                                  PFPC Inc.
  Sub-Fund Accountant                                        4400 Computer Drive
                                                             Westborough, MA 01581-5108
-------------------------------------------------------------------------------------------------
Transfer Agent         Columbia Trust Company*               Liberty Funds Services, Inc.
                       1301 S.W. Fifth Avenue                P.O. Box 8081
                       Portland, Oregon 97207                Boston, MA 02266-8081
-------------------------------------------------------------------------------------------------
Custodian              State Street Bank & Trust Company     JPMorgan Chase Bank
                       2 Avenue de Lafayette                 270 Park Avenue
                       Boston, MA 02111                      New York, NY 10017-2070
-------------------------------------------------------------------------------------------------
Independent Auditors   PricewaterhouseCoopers LLP            Ernst & Young LLP
                       1300 S.W. Fifth Avenue, Suite 3100    200 Clarendon Street
                       Portland, Oregon 97201                Boston, MA 02116


---------------

* Effective October 19, 2002, the Columbia Fund's transfer agent will become Liberty Funds Services, Inc.



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002 for each class of the Galaxy Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Galaxy Fund, and contains information about the executive officers and Trustees/Directors of Galaxy and the Columbia Fund and their shareholdings in the Funds and in Galaxy.


     Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Galaxy Fund, or if the Galaxy Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Galaxy Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.



     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 75% of the outstanding shares of the Galaxy Fund as trustee, or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy Fund generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.


     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Galaxy Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Galaxy nor the Columbia Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Galaxy or the Columbia Fund must be received by the relevant fund in writing a reasonable time before Galaxy or the Columbia Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, The Galaxy Fund, Attention:
Secretary, One Financial Center, Boston, Massachusetts 02111-2621 or Columbia Funds, Attention: Secretary, P.O. Box 1350, Portland, Oregon 97207.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of July 31, 2002, is by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of the Galaxy Large Cap Growth Fund (the "Acquired Fund"), a series of the Trust, and Columbia Growth Fund, Inc. (the "Acquiring Fund"), an Oregon corporation established under Articles of Incorporation dated June 16, 1972, as amended, and Columbia Management Group, Inc. ("Columbia Group").


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.


     If the reorganization described in this Agreement (the "Reorganization") is approved by the Retail A, Retail B and Trust shareholders of the Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class G shares and Class Z shares of common stock of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.


     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.


     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia Group pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").


     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.


     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Retail A,

         Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of the Acquired Fund shall consist of Class A, Class G and Class Z shares, respectively, of the Acquiring Fund.

     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, shall remain the responsibility of the Acquired Fund.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.


     3.1 The Closing Date shall be on December 6, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia Group's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.


     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Growth Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Fund upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;


        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended October 31, 2001, of the Acquired Fund, audited by Ernst & Young LLP, and the statement of assets and liabilities, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2002, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2002;



        (g) Since April 30, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;


        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;


        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act;



        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of April 30, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.



        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired

             Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.


     4.2 The Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon;

        (b) The Acquiring Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Fund is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;


        (g) The statement of assets and liabilities, the statement of operations, the statement of changes in assets, and the schedule of investments at, as of and for the two years ended December 31, 2001, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;



        (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), distribution of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;


        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;



        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;



        (k) The authorized capital of the Acquiring Fund presently consists of a single class of shares of common stock, $.01 par value. Subject to approval by shareholders of the Acquiring Fund of an amendment to its Articles of Incorporation permitting the issuance of shares in multiple classes, the outstanding shares of the Acquiring Fund at the Closing Date will be divided into Class A shares, Class G shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;



        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;



        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Glass G and Class Z shares of common stock in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;



        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and



        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:


     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.



     5.2 (a) The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.



         (b) The Acquiring Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon an amendment to the Articles of Incorporation of the Acquiring Fund permitting the Acquiring Fund to issue its shares in multiple classes.



     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Fund will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.



     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.



     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.



     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.



     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     6.1 The Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied by it under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Stoel Rives LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:



        (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon and has power to own all of its properties and assets and to carry on its business as presently conducted;



        (b) This Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;



        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class G shares and Class Z shares of common stock of the Acquiring Fund (except as set forth in the Acquiring Fund prospectus), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;



        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound;



        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;



        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph
             5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;



        (h) The Acquiring Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and



        (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;



     7.2 The Acquiring Fund shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:



        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;


        (f) Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph
             5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;


        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date.


     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.


     7.6 As of the close of business on the fifth business day preceding the Closing Date, after giving pro forma effect to the transactions contemplated by this Agreement, the unrealized gains of the Acquiring Fund, as a percentage of the Acquiring Fund's net asset value, shall be no more than three percentage points higher than the unrealized gains of the Acquiring Fund as of such date, as a percentage of the Acquiring Fund's net asset value before giving effect to such transactions.



     7.7 The Trust will terminate without liability to the Acquired Fund all material contracts or other commitments of the Acquired Fund (other than this Agreement and agreements entered into in the ordinary course of business) on or prior to the Closing Date.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:


     8.1 (a) This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2(a).



         (b) An amendment to the Articles of Incorporation of the Acquiring Fund permitting the Acquiring Fund to issue its shares in multiple classes shall have been approved by the affirmative vote of a majority of the outstanding shares of the Acquiring Fund at a meeting of shareholders of the Acquiring Fund referred to in paragraph 5.2(b).


     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.


     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.


     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Fund shall have received a favorable opinion of Stoel Rives LLP satisfactory to the Acquiring Fund, each substantially to the effect that, for federal income tax purposes:


        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;


        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;


        (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Directors of the Acquiring Fund if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.


     8.7 The Trust and the Acquiring Fund shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to Section 17(a) of the 1940 Act.


9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to the Acquiring Fund. All of the other expenses of the transactions, including, without limitation, fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund Shareholders and accounting, legal and custodial expenses contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia Group; and
         (b) as to expenses allocable to the Acquiring Fund (other than fees paid to governmental authorities for the registration or qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia Group. In the event that the transactions contemplated herein are not consummated for any reason, Columbia Group will bear one hundred percent (100%) of the expenses set forth in this paragraph 9.2. Notwithstanding the preceding sentences, Columbia agrees to indemnify and hold harmless from and against, and reimburse the Acquiring Fund with respect to, any and all losses, damages, liabilities, costs and expenses, including interest from the date of such loss to the time of payment, penalties and reasonable attorneys' fees (collectively, "Damages") incurred by the Acquiring Fund as the result of any liability of the Acquired Fund not reflected in the net asset value of the Acquired Fund on the Valuation Date. Columbia acknowledges and agrees that the Acquiring Fund has relied upon this indemnification provision in agreeing to its acquisition of the assets and liabilities of the Acquired Fund as set forth in this Agreement.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.


     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 9, 10, 13 and 14.


11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Trust. In addition, either the Acquiring Fund or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;


        (c) If the transactions contemplated by this Agreement have not been substantially completed by February 28, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Fund; or


        (d) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this
             Section 11.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

     11.2 If any order or orders of the Securities and Exchange Commission with respect to this Agreement or any of the transactions contemplated herein shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of both the Board of Trustees of the

          Trust and the Board of Directors of Columbia to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquisition Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which this Agreement and the transactions contemplated herein shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     11.3 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.


     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the authorized officers of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.


13. NOTICES.


     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Columbia Funds, 1300 S.W. Fifth Avenue, Portland, Oregon 97201, Attention: Secretary.


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and a copy of the Articles of Incorporation of the Acquiring Fund is on file with the Secretary of State of the State of Oregon, and notice is hereby given that no trustee, director, officer, agent or employee of either the Trust or the Acquiring Fund shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]



                                          THE GALAXY FUND

                                          on behalf of the Galaxy Large Cap
                                          Growth Fund


                                          By:

                                            ------------------------------------


                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------


ATTEST:


---------------------------------------------------------


Name:

      -------------------------------------------------------


Title:

     -------------------------------------------------------


                                          COLUMBIA GROWTH FUND, INC.



                                          By:

                                            ------------------------------------


                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------


ATTEST:


---------------------------------------------------------


Name:

      -------------------------------------------------------


Title:

     -------------------------------------------------------

                                          Solely for purposes of Paragraph 9.2
                                          of the Agreement

                                          COLUMBIA MANAGEMENT GROUP, INC.


                                          By:

                                            ------------------------------------


                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------

ATTEST:



---------------------------------------------------------


Name:

      -------------------------------------------------------


Title:

     -------------------------------------------------------

                                                                      APPENDIX B


                                FUND INFORMATION


SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GALAXY FUND


     Only the shareholders of record of the Galaxy Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Galaxy Fund was as follows:


                                                      NUMBER OF SHARES
                                                      OUTSTANDING AND
CLASS                                                 ENTITLED TO VOTE
-----                                                 ----------------
Retail A............................................      513,749.019
Retail B............................................    2,709,565.683
Trust...............................................   16,216,122.937
                                                      ---------------
     Total..........................................   19,439,437.639



OWNERSHIP OF SHARES



     As of August 2, 2002, Galaxy believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of the Galaxy Fund and of Galaxy as a whole. As of August 2, 2002, Columbia believes that its Directors and officers, as a group, owned less than one percent of the shares of the Columbia Fund. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:



                                                                 NUMBER OF      PERCENTAGE OF
                                                                OUTSTANDING      OUTSTANDING
                                                                 SHARES OF        SHARES OF     PERCENTAGE OF
                          NAME AND ADDRESS OF SHAREHOLDER       CLASS OWNED      CLASS OWNED     FUND OWNED
                          -------------------------------     ---------------   -------------   -------------
GALAXY FUND
Retail A.............   US Clearing Corp.                          44,594.727         8.68%             <1%
                        FBO 236-91311-11
                        26 Broadway
                        New York, NY 10004-1703

Trust................   Fleet National Bank                    12,532,902.105        77.29%          64.47%
                        ATTN: Daniel Berg
                        PO Box 92800
                        Rochester, NY 14692-8900

                        Fleet National Bank                     1,938,821.119        11.96%           9.97%
                        ATTN: Daniel Berg
                        PO Box 92800
                        Rochester, NY 14692-8900

COLUMBIA FUND
Shares...............   PFPC Global Fund Services                   4,795,179        12.79%          12.79%
                        4400 Computer Drive
                        Westborough, MA 01581

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund as of August 2, 2002 would own the following percentage of the Columbia Fund upon consummation of the
Acquisition:



                                                                  PERCENTAGE OF        PERCENTAGE OF
                                                               OUTSTANDING SHARES       FUND OWNED
                                                               OF CLASS OWNED UPON         UPON
                                                                 CONSUMMATION OF      CONSUMMATION OF
                          NAME AND ADDRESS OF SHAREHOLDER          ACQUISITION          ACQUISITION
                          -------------------------------      -------------------    ---------------
GALAXY FUND
Retail A.............   US Clearing Corp.                               8.66%                  <1%
                        FBO 236-91311-11
                        26 Broadway
                        New York, NY 10004-1703

Trust................   Fleet National Bank                             6.46%                6.09%
                        ATTN: Daniel Berg
                        PO Box 92800
                        Rochester, NY 14692-8900
                        Fleet National Bank                             1.00%                  <1%
                        ATTN: Daniel Berg
                        PO Box 92800
                        Rochester, NY 14692-8900

COLUMBIA FUND
Shares...............   PFPC Global Fund Services                       8.93%                8.42%
                        4400 Computer Drive
                        Westborough, MA 01581

                                                                      APPENDIX C



                MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR


                         THE COLUMBIA GROWTH FUND, INC.



     The following information originally appeared in the Columbia Fund's most recent Annual Report. The Columbia Fund currently offers only one class of shares, which will be redesignated as Class Z Shares at the time of the Acquisition.



     Alexander S. Macmillan has managed the Columbia Growth Fund since 1992. He joined Columbia in 1989.


COLUMBIA GROWTH FUND

By Alexander S. Macmillan
Portfolio Manager

A DIFFICULT YEAR


     December 31, 2001, ended a very difficult year for growth company investors. An economic recession, a steep decline in corporate earnings -- particularly for technology companies -- and the great uncertainty brought about by the tragic events of 9/11 all contributed to the decline in stock prices. For the calendar year 2001, Columbia Growth Fund returned -21.40%, while the Russell 1000 Growth Index returned -20.42% and the S&P 500 Index returned -11.88%.


DECLINE PUNCTUATED BY MARKET RALLIES

     Throughout the year, the negative stock market environment was punctuated by sharp rallies, which were only to be followed by further declines. Much of the fuel for these rallies was provided by surprise and/or aggressive Federal Reserve monetary easing, a powerful bull market trigger in the post-World War II period. This recession, however, was unlike any other since World War II, and the rallies proved unsustainable. The amount of excess capacity in the manufacturing sector, particularly for technology equipment, was continually underestimated. As a result, during the early phases of the easing process, the Federal Reserve's actions were rendered ineffective in reviving prospects for this sector. After drawdown in manufacturing inventories, we believe the worst in the decline of corporate earnings is behind us and that a rebound should commence by the second half of 2002.

CYCLICAL ISSUES HURT PERFORMANCE

     The Fund's slightly pro-cyclical stance hurt performance through the first three quarters of 2001, although it proved beneficial in the fourth quarter. Economically sensitive issues that hampered Fund performance were concentrated in the technology sector and included Sun Microsystems, Cisco and Veritas Software. We believe these are all good companies despite their struggles in 2001, and their business prospects and stock prices have been improving.

     As the Fed lowered short-term interest rates, consumer cyclical issues performed very well as prospects for spending improves. The Fund's retail holdings, such as Lowe's, Target and Costco, appreciated.

ANTICIPATING A RECOVERY


     Economic prospects have improved considerably. The effect of Fed easing (which typically take about a year to make an impact), fiscal stimulus, maturity of the massive inventory liquidation cycle, and lower energy and power prices have all begun to work their way through the economy. Stock prices began to discount this dynamic soon after the 9/11 tragedy. Though inflation expectations may increase as economic prospects stabilize, the actual inflation rate is projected to decline, suggesting that the Fed will keep short-term interest rates low. Valuations, even on a prospective recovery in earnings, are somewhat high and limit prospects for P/E expansion, leaving market gains largely dependent on earnings growth. We believe the worst economic and stock market performance is behind us, and we look forward to a recovery in share prices led by economically sensitive issues.



                              COLUMBIA GROWTH FUND


TOP TEN HOLDINGS (% OF NET ASSETS)


                                  [PIE CHARTS]

Microsoft Corp. ............................................   5.0%
Tyco International Ltd. ....................................   4.7%
General Electric Co. .......................................   4.5%
Pfizer, Inc. ...............................................   4.4%
Intel Corp. ................................................   3.7%
Bristol-Myers Squibb Co. ...................................   3.0%
Wal-Mart Stores, Inc. ......................................   2.7%
International Business Machines, Inc. ......................   2.5%
Baxter International, Inc. .................................   2.4%
American International Group, Inc. .........................   2.2%



Microsoft Corp. ............................................   5.1%
Tyco International Ltd. ....................................   3.9%
General Electric Co. .......................................   4.8%
Pfizer, Inc. ...............................................   5.0%
Intel Corp. ................................................   2.8%
Wal-Mart Stores, Inc. ......................................   3.1%
International Business Machines, Inc. ......................   2.0%
Baxter International, Inc. .................................   2.2%
American International Group, Inc. .........................   2.5%



TOP FIVE SECTORS (% OF NET ASSETS)


                                  [PIE CHART]


Technology..................................................  26.9%
Health Care.................................................  20.3%
Consumer Discretionary & Services...........................  19.7%
Other/Multi-Sector Companies................................  10.2%
Financial Services..........................................   8.9%



Technology..................................................  29.6%
Health Care.................................................  15.7%
Consumer Discretionary & Services...........................  17.9%
Other/Multi-Sector Companies................................  10.2%
Financial Services..........................................  12.2%

                              COLUMBIA GROWTH FUND



GROWTH OF $10,000 INVESTMENT OVER 20 YEARS

[20 YEAR GROWTH CHART]

                                                  COLUMBIA GROWTH FUND          S&P(R) 500 INDEX           RUSSELL 1000 GROWTH
                                                  --------------------          ----------------           -------------------
12/31/1981                                               10000.00                    10000.00                    10000.00
                                                         14656.00                    12150.00                    12045.00
                                                         17801.00                    14874.00                    13970.00
                                                         16808.00                    15790.00                    13867.00
                                                         22198.00                    20774.00                    18383.00
                                                         23734.00                    24646.00                    21206.00
                                                         27233.00                    25945.00                    22332.00
                                                         30177.00                    30239.00                    24849.00
                                                         32955.00                    39797.00                    33775.00
                                                         37666.00                    38583.00                    33687.00
                                                         50570.00                    50339.00                    47552.00
                                                         56547.00                    54175.00                    49585.00
                                                         63904.00                    59636.00                    51383.00
                                                         63501.00                    60423.00                    52750.00
                                                         84444.00                    83131.00                    72362.00
                                                        102008.00                   102217.00                    89092.00
                                                        128857.00                   136317.00                   116248.00
                                                        167952.00                   175276.00                   161289.00
                                                        211653.00                   212155.00                   214782.00
                                                        194848.00                   192827.00                   166568.00
12/31/2001                                              153193.00                   169884.00                   132575.00


The S&P(R) 500 Index and Russell 100 Growth are unmanaged indexes in which investors cannot invest. Results for the index do not reflect the investment management fees and other expenses incurred by the Fund.


AVERAGE ANNUAL TOTAL RETURNS


           AS OF DECEMBER 31, 2001              1 YEAR    5 YEARS    10 YEARS    20 YEARS
           -----------------------              ------    -------    --------    --------
Columbia Growth Fund..........................  -21.40%     8.47%     11.72%      14.62%
Russell 1000 Growth...........................  -20.42%     8.27%     10.80%      13.79%
S&P(R) 500 Index..............................  -11.88%    10.70%     12.93%      15.21%


Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D



 INFORMATION APPLICABLE TO CLASS Z, CLASS A AND CLASS G SHARES OF THE COLUMBIA
        FUND AND TRUST, RETAIL A AND RETAIL B SHARES OF THE GALAXY FUND



COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE COLUMBIA FUND AND THE GALAXY FUND.



     Class Z Shares and Trust Shares. There are no distribution and service (12b-1) fees on Class Z shares of the Columbia Fund or Trust Shares of the Galaxy Fund. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of the Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares. The Columbia Fund has not adopted a shareholder services plan with respect to Class Z shares.



     Class A Shares and Retail A Shares. The Columbia Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A shares and certain services provided to you by your financial advisor. The annual service fee and annual distribution fee may equal up to 0.25% and 0.10%, respectively, of net assets for Class A shares of the Columbia Fund. However, the aggregate service and distribution fee for Class A shares of the Columbia Fund will be limited to 0.25%. The Galaxy Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Retail A shares (the "Retail A Plan"). Under the Retail A Plan, the Galaxy Fund may pay Galaxy's distributor or another person for expenses and activities intended to result in the sale of Retail A shares. Retail A shares of the Galaxy Fund can pay distribution fees at an annual rate of up to 0.50% of its Retail A share net assets. The Galaxy Fund does not intend to pay more than 0.25% in distribution fees with respect to its Retail A share assets during the current fiscal year.



     Class G Shares and Retail B Shares. The Columbia Fund and the Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Columbia Fund or the Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Columbia Fund and the Galaxy Fund intend to pay during the current fiscal year, are the same.



     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE COLUMBIA FUND AND THE GALAXY FUND. This section describes the shareholder transactions and services of the Columbia Fund and the Galaxy Fund.


A. SALES CHARGES, REDUCTION OF SALES CHARGES AND EXEMPTIONS


     Class Z Shares and Trust Shares. Class Z shares of the Columbia Fund and Trust Shares of the Galaxy Fund are offered at net asset value with no front-end or contingent deferred sales charges.



     Class A Shares and Retail A Shares. Purchases of Class A shares of the Columbia Fund are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. Similarly, purchases of Retail A Shares of the Galaxy Fund are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment. Sales charges are reduced as the amount invested increases, provided the amount reaches certain specified levels as shown in the tables below. A portion of the sales charge may be reallowed to broker-dealers.

COLUMBIA FUND/CLASS A SHARES:



                                                                                 % OF OFFERING
                                                   AS A % OF         AS A %      PRICE RETAINED
                                                  THE PUBLIC        OF YOUR       BY FINANCIAL
AMOUNT OF PURCHASE                              OFFERING PRICE     INVESTMENT     ADVISOR FIRM
------------------                              ---------------    ----------    --------------
Less than $50,000.............................       5.75             6.10            5.00
$50,000 to less than $100,000.................       4.50             4.71            3.75
$100,000 to less than $250,000................       3.50             3.63            2.75
$250,000 to less than $500,000................       2.50             2.56            2.00
$500,000 to less than $1,000,000..............       2.00             2.04            1.75
$1,000,000 or more............................       0.00             0.00            0.00



     Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.


     For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the Columbia Fund's distributor as follows:


PURCHASES OVER $1 MILLION:



AMOUNT PURCHASED                                              COMMISSION %
----------------                                              ------------
First $3 million............................................      1.00
$3 million to less than $5 million..........................      0.80
$5 million to less than $25 million.........................      0.50
$25 million or more.........................................      0.25



     The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



     For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the Columbia Fund's distributor on all purchases of less than $3 million.



GALAXY FUND/RETAIL A SHARES:



                                                                                  REALLOWANCE TO
                                        SALES CHARGE AS A    SALES CHARGE AS A    DEALERS AS A %
                                          PERCENTAGE OF        PERCENTAGE OF        OF OFFERING
AMOUNT OF PURCHASE                       OFFERING PRICE       PURCHASE AMOUNT     PRICE PER SHARE
------------------                      -----------------    -----------------    ---------------
Less than $50,000.....................        5.75%                6.01%               5.00%
$50,000 but less than $100,000........        4.50%                4.71%               3.75%
$100,000 but less than $250,000.......        3.50%                3.63%               2.75%
$250,000 but less than $500,000.......        2.50%                2.56%               2.00%
$500,000 but less than $1,000,000.....        2.00%                2.04%               1.75%
$1,000,000 and over...................        0.00%                0.00%               0.00%



     There is no front-end sales charge on purchases of Retail A Shares of $1,000,000 or more; however, a CDSC of the lesser of 1% of the offering price of 1% of the net asset value of the shareholder's shares is assessed to Galaxy Fund shareholders who sell their Retail A Shares within one year of purchase unless the redemption is the result of the shareholder's death or disability. However, Galaxy will waive the 1% CDSC on withdrawals of Retail A shares made through Galaxy's Systematic Withdrawal Plan that do not annually exceed 12% of your account's value.



     The reduced sales charges on Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund described above are available through the following: rights of accumulation, statements/letters of intent, reinstatement/reinvestment privileges and sponsored arrangements/group sales. The terms and conditions of these reduced sales charge options are generally the same for Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund.



     In addition, the sales charge on purchases of Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund is waived for certain categories of investors or transactions. The sales charge waivers for Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund, all of which are set forth below, are different in certain respects.



               CLASS A SHARES                                 RETAIL A SHARES
               --------------                                 ---------------
(1) Exchanged by clients of affiliates of the  (1) Sold to clients of investment advisers or
    Liberty Funds' distributor who have            financial planners who place trades for
    previously purchased shares of other           their own accounts of such investment
    investment companies and have been             advisers or financial planners on the
    charged a front-end load or other sales        books of the broker-dealer through whom
    charge on such purchases;                      Retail A Shares were purchased;

(2) Sold to registered representatives and     (2) Sold to officers, directors, employees
    employees of financial services firms      and retirees of (i) FleetBoston Financial
    (and their affiliates) that are parties        Corporation and any of its affiliates and
    to dealer agreements or other sales            members of their immediate families, and
    arrangements with the Liberty Funds'           (ii) Galaxy's administrator and members
    distributor and members of their families      of their immediate families;
    and their beneficial accounts;

(3) Sold to any shareholder eligible to        (3) Sold to present or retired trustees of
    purchase Class Z shares of any fund sold   Galaxy and members of their immediate
    by Liberty Funds Distributor, Inc. in          families;
    those cases where Liberty Stein Roe Fund
    Class Z shares are not available;

(4) Purchased by reinvesting your dividends    (4) Sold to directors, officers and employees
    and distributions; or                      of broker-dealers having agreements with
                                                   Galaxy's distributor;

(5) Sponsored arrangements with an             (5) Purchased under an all-inclusive fee
    organization that recommends or permits    program (sometimes called a "wrap fee
    group solicitations to its employees or        program") offered by a broker-dealer or
    participants in connection with a fund.        other financial institution;

                                               (6) Sold to an investment professional who
                                               places trades for clients and charges them a
                                                   fee;

                                               (7) Sold to an investor who was a Galaxy
                                                   shareholder before December 1, 1995;

               CLASS A SHARES                                 RETAIL A SHARES
               --------------                                 ---------------
                                               (8)  Sold to an investor who was a
                                               shareholder of the Boston 1784 Funds on the
                                                    date when the Boston 1784 Funds were
                                                    reorganized into Galaxy;

                                               (9)  Sold to institutional investors,
                                               including, but not limited to, bank trust
                                                    departments and registered investment
                                                    advisers;

                                               (10) Sold to persons who are also plan
                                               participants in any employee benefit plan
                                                    which is the record or beneficial holder
                                                    of Trust Shares of any Galaxy Fund; or

                                               (11) Sold to institutional clients of
                                               broker-dealers, including retirement and
                                                    deferred compensation plans and the
                                                    trusts used to fund these plans, which
                                                    place trades through an omnibus account
                                                    maintained with Galaxy by the
                                                    broker-dealer.



     Class G Shares and Retail B Shares. The offering price for Class G Shares of the Columbia Fund and Retail B Shares of the Galaxy Fund is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Columbia Fund's or the Galaxy Fund's distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class A shares. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased on or after January 1, 2001 and Class G shares of the Columbia Fund issued after the Acquisition will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class A shares. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund issued in connection with the reorganization of The Pillar Funds into Galaxy ("Pillar Reorganization") will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares issued in the Pillar Reorganization, except that Class G shares will convert into Class A shares.



     The CDSCs for Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund may be waived for certain reasons. The CDSC waivers with respect to Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund are the same.


B. PURCHASE PROCEDURES

     The purchase procedures, including the minimum investment requirements, for Class A shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are the same. The purchase procedures for Class Z shares of the Columbia Fund Trust Shares of the Galaxy Fund are generally similar, except as noted in the chart below:



                                      COLUMBIA FUND:                    GALAXY FUND:
                                      CLASS Z SHARES                    TRUST SHARES
                                      --------------                    ------------
Minimum Initial Investment     (1) $1,000 for (a) any           None, but financial
                               shareholder (as well as any      institutions and
                               family member or person          employer-sponsored defined
                               listed on an account             contribution plans may have
                               registration for any account     minimum investment
                               of the shareholder) of a fund    requirements
                               distributed by Liberty Funds
                               Distributor, Inc. ("LFD") who
                               (i) holds Class Z shares, or
                               (ii) holds Class A shares
                               that were exchanged for Class
                               Z shares; (b) any trustee or
                               director (or family member)
                               of any fund distributed by
                               LFD; or (c) any employee (or
                               family member) of FleetBoston
                               Financial Corporation or its
                               subsidiaries; (2) $100,000
                               for (a) clients of
                               broker-dealers or registered
                               investment advisors that both
                               recommend the purchase of
                               fund shares and charge
                               clients an asset-based fee;
                               and (b) any insurance
                               company, trust company, bank,
                               endowment, investment company
                               or foundation purchasing
                               shares for its own account;
                               and (3) no minimum initial
                               investment for (a) any client
                               of Fleet National Bank
                               ("Fleet") or a subsidiary for
                               shares purchased through an
                               asset management, trust,
                               retirement plan
                               administration, private
                               client or similar arrangement
                               with Fleet or the subsidiary;
                               (b) a retirement plan (or the
                               custodian for such a plan)
                               with aggregate plan assets of
                               at least $5 million at the
                               time of purchase and which
                               purchases shares directly
                               from LFD or through a third
                               party broker-dealer; or (c)
                               any person investing all or
                               part of the proceeds of a
                               distribution, rollover or
                               transfer of assets into a
                               Liberty Individual Retirement
                               Account, from any deferred
                               compensation plan which was a
                               shareholder of any of the
                               funds of Liberty Acorn Trust
                               on September 29, 2000, in
                               which

                                      COLUMBIA FUND:                    GALAXY FUND:
                                      CLASS Z SHARES                    TRUST SHARES
                                      --------------                    ------------
                               the investor was a
                               participant and through which
                               the investor invested in one
                               or more of the funds of
                               Liberty Acorn Trust
                               immediately prior to the
                               distribution, transfer or
                               rollover.
Purchase Methods               Through a financial advisor      Through a bank or trust
                               or directly through the          institution at which you
                               Columbia Fund's distributor      maintain a qualified account
                               by mail; by telephone; by        or through your
                               wire; through the internet;      employer-sponsored defined
                               or in person.                    contribution plan.


C. REDEMPTION PROCEDURES


     The redemption procedures for Class A shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are generally the same. The following chart compares the redemption procedures for Class Z shares of the Columbia Fund with those for Trust Shares of the Galaxy
Fund:



                                      COLUMBIA FUND:                    GALAXY FUND:
                                      CLASS Z SHARES                    TRUST SHARES
                                      --------------                    ------------
Through an Authorized Broker-  Yes                              Yes, including employer-
  Dealer or Other Financial                                     sponsored defined
  Institution or Adviser                                        contribution plans.
By Mail                        Yes                              No
By Telephone                   Yes, up to $50,000.              No
By Wire                        Yes (proceeds must be at         No
                               least $1,000).
By Systematic Withdrawal Plan  Yes (except that the account     No
                               must have a minimum balance
                               of at least $5,000) ($50
                               minimum withdrawal)
By Electronic Transfer         Yes. Retirement accounts have    No
                               special requirements.



     The Columbia Fund, with respect to Class Z shares, Class A shares and Glass G shares, and the Galaxy Fund, with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.


D. ADDITIONAL SHAREHOLDER SERVICES


     Each of the Columbia Fund, with respect to its Class Z shares, Class A shares and Class G shares, and the Galaxy Fund, with respect to its Trust Shares, Retail A Shares and Retail B Shares, offers an Automatic Investment Plan. The terms and conditions of these Plans are the same.


E. SHARE EXCHANGES


     The procedures for participating in the exchange privilege with respect to Class A shares and Class G of the Columbia Fund are the same as the procedures for participating in the exchange privilege for Retail A Shares and Retail B Shares of the Galaxy Fund. The procedures for exchanging Class Z shares of the Columbia Fund and Trust Shares of the Galaxy Fund are generally similar, except that Class Z shares can be exchanged through financial advisors or directly through the Columbia Fund's distributor while Trust Shares can only be exchanged through financial institutions.

     The Columbia Fund and the Galaxy Fund also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.



     Class A shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. Class G shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares. Class Z shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class Z shares or Class A shares of any fund sold by Liberty Funds Distributor, Inc.


F. PRICING OF SHARES FOR THE COLUMBIA FUND AND GALAXY FUND


     The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Columbia Fund or the Galaxy Fund receives your purchase order plus, in the case of Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund, the applicable sales charge.



     For processing purchase and redemption orders, the NAV per share of each of the Columbia Fund and the Galaxy Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time).


G. DIVIDENDS

     The Columbia Fund declares net investment income dividends daily and pays them quarterly. The Galaxy Fund declares net investment income dividends daily and pays them monthly. Both the Columbia Fund and the Galaxy Fund declare and pay net capital gains at least annually.

H. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE COLUMBIA FUND


  Opening a New Account



METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By Mail.................................    Before October 19, 2002:
                                            Regular Mail
                                            Columbia Financial Center
                                            P.O. Box 1350
                                            Portland, OR 97207-1350
                                            Overnight Carrier
                                            Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, OR 97201-5601
                                            After October 18, 2002:
                                            Liberty Funds Services, Inc.
                                            P.O. Box 8081
                                            Boston, MA 02266-8081
                                            Complete an application and send it to
                                            the address above with your check for at
                                            least the minimum fund investment.
By Telephone............................    1-800-547-1707
                                            Wire: Once you submit a completed
                                            application, you may open an account
                                            using federal funds wired from your
                                            bank. Call us for instructions.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Internet................................    www.columbiafunds.com
                                            Download a prospectus and an application
                                            from our web site.
                                            Mail a completed application with your
                                            initial investment to the address above.
Automatic...............................    A minimum of $50 lets you open an
                                            account, provided you establish an
                                            automatic investment plan (AIP). This
                                            means that investments are transferred
                                            automatically from your bank to the Fund
                                            each month. Sign up for the AIP on the
                                            application, or call us for a form.
In Person...............................    Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, Oregon 97201-5601
                                            7:30 a.m. -- 5:00 p.m. PST
                                            Visit Columbia Funds, conveniently
                                            located in downtown Portland.



  Purchasing Shares



METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By Mail.................................    Before October 19, 2002:
                                            Regular Mail
                                            Columbia Financial Center
                                            P.O. Box 1350
                                            Portland, OR 97207-1350
                                            Overnight Carrier
                                            Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, OR 97201-5601
                                            After October 18, 2002:
                                            Liberty Funds Services, Inc.
                                            P.O. Box 8081
                                            Boston, MA 02266-8081
                                            Send your investment to the above
                                            address. Be sure to enclose an
                                            investment slip from the bottom of your
                                            statement.
By Telephone............................    1-800-547-1707
                                            Wire: Invest using federal funds wired
                                            from your bank.
                                            Call us for instructions.
                                            Exchange: Use the proceeds from the
                                            redemption in one Fund to purchase
                                            shares of another Fund with the same
                                            account number. To exchange shares, call
                                            us.
                                            Televest: Provided the service is
                                            already set up on your account (use the
                                            application or call us for a form),
                                            request a transfer from your bank for
                                            investment in the Columbia Funds.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Internet................................    www.columbiafunds.com
                                            Exchange: Call us for a personal
                                            identification number to access your
                                            account online. Then, use the proceeds
                                            from the redemption in one Fund to
                                            purchase shares of another Fund with the
                                            same account number. Submit your
                                            exchange request through our secure
                                            site.

Automatic...............................    Arrange to have investments transferred
                                            automatically from your bank account to
                                            the Fund on the 5th, 20th, or both, of
                                            each month. Sign up for AIP on the
                                            application or call us for a form. AIP
                                            investment minimum is $50 per Fund.

In Person...............................    Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, Oregon 97201-5601
                                            7:30 a.m. -- 5:00 p.m. PST
                                            Visit Columbia Funds, conveniently
                                            located in downtown Portland.



  How to Sell Shares


     You can sell (redeem) shares any day the New York Stock Exchange ("NYSE") is open for business. Your shares will be redeemed at their net asset value, calculated after your valid redemption request is accepted by the Fund.

     When redeeming, please keep these important points in mind:

     - A signature guarantee may be required;

     - Any certificated shares will require the return of the certificate before a redemption can be made;

     - Redemptions of an IRA will require the completion of additional paperwork for the purposes of IRS tax reporting;

     - Redemption requests must be signed by all owners on the account;

     - Redemption requests from corporations, fiduciaries and intermediaries may require additional documentation.

     Normally, your redemption proceeds will be sent to you the day after the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds will be sent to you no later than seven days from the redemption date. Proceeds transmitted by way of ACH are usually credited to your bank account on the second business day following your request.

     Also, before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares that you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. Additionally, the Fund reserves the right to redeem shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. In that event, you will incur transaction costs if you sell the securities for cash.

  Selling Shares



METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By Mail.................................    Before October 19, 2002:
                                            Regular Mail
                                            Columbia Financial Center
                                            P.O. Box 1350
                                            Portland, OR 97207-1350
                                            Overnight Carrier
                                            Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, OR 97201-5601
                                            After October 19, 2002:
                                            Liberty Funds Services, Inc.
                                            P.O. Box 8081
                                            Boston, MA 02266-8081
                                            Send your redemption request to the
                                            above address. Redemption requests must
                                            be signed by each shareholder required
                                            to sign on the account. A signature
                                            guarantee may be required. Accounts in
                                            the names of corporations, fiduciaries,
                                            and intermediaries may require
                                            additional documentation.
By Telephone............................    1-800-547-1707
                                            Redeem shares by phone (unless you have
                                            declined this service on the
                                            application). Proceeds from telephone
                                            redemptions may be mailed only to the
                                            account owner at the address of record
                                            (maximum $50,000) or transferred to a
                                            bank designated on the application (any
                                            amount).
                                            Wire: Call us to request a wire
                                            redemption. Your request must be at
                                            least $1,000, and the bank wire cost for
                                            each redemption will be charged against
                                            your Columbia account. Your bank may
                                            impose a fee.
                                            Exchange: Use the proceeds from the
                                            redemption in one Fund to purchase
                                            shares of another Fund with the same
                                            account number. To exchange shares, call
                                            us.
Internet................................    www.columbiafunds.com
                                            Exchange: Call us for a personal
                                            identification number to access your
                                            account online. Then, use the proceeds
                                            from the redemption in one Fund to
                                            purchase shares of another Fund with the
                                            same account number. To exchange shares
                                            use our secure account e-mail.
Automatic...............................    For accounts over $5,000, redeem shares
                                            on a regular basis through a transfer of
                                            funds from your Columbia account
                                            directly to the bank designated on your
                                            application ($50 minimum withdrawal).

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
In Person...............................    Columbia Financial Center
                                            1301 S.W. Fifth Avenue
                                            Portland, Oregon 97201-5601
                                            7:30 a.m. -- 5:00 p.m. PST
                                            Although you can visit Columbia Funds to
                                            make a redemption request, availability
                                            of the proceeds will vary. Please call
                                            ahead for details.



  Fund Policies


     - Personal checks for investment should be drawn on U.S. funds, must meet Fund investment minimum requirements, and be made payable to Columbia Funds.

     - Columbia will not accept cash investments.

     - Columbia reserves the right to reject any investments.

     - If your investment is cancelled because your check did not clear the bank, or because the Funds were unable to debit your bank account, you will be responsible for any losses or fees imposed by your bank or attributable to a loss in value of the shares purchased.

     - Columbia may reject any third party checks submitted for investment.

                                                                      APPENDIX E


        COMPARISON OF DIFFERENCES BETWEEN A MASSACHUSETTS BUSINESS TRUST
                           AND AN OREGON CORPORATION

     As a series of Galaxy, a Massachusetts business trust, the Galaxy Fund is subject to the provisions of Galaxy's Declaration of Trust and Code of Regulations. The provisions of Galaxy's Declaration of Trust and Code of Regulations differ in some respects from the Columbia Fund's Articles of Incorporation and Bylaws and Chapter 60 of the Oregon Revised Statutes ("ORS"), referred to as the Oregon Business Corporations Act ("OBCA"), which governs Oregon corporations.

     The following is a summary of significant differences between (i) the Columbia Fund's Articles of Incorporation and Bylaws and the OBCA and (ii) Galaxy's Declaration of Trust and Code of Regulations and Massachusetts business trust law. For additional information regarding all of the differences, shareholders of the Galaxy Fund should refer directly to such documents, copies of which may be obtained by contacting the Columbia Fund at its address listed on the cover of this Prospectus/Proxy Statement or toll-free at 1-800-547-1707.


     SHAREHOLDER LIABILITY. Under the OBCA, a shareholder of an Oregon corporation who has fully paid the subscription price for his shares generally has no personal liability in excess of his shares. Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the trust. Galaxy's Declaration of Trust, however, disclaims shareholder liability for acts or obligations of Galaxy or the Galaxy Fund and requires that notice of that disclaimer be given in each agreement, undertaking, or obligation entered into or executed by Galaxy, the Galaxy Fund or Galaxy's Trustees. Galaxy's Declaration of Trust provides for indemnification out of the Galaxy Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Galaxy Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered by the Galaxy Fund's adviser to be remote.



     SHAREHOLDER VOTING RIGHTS, INTERESTS AND MEETINGS. The shareholders of the Galaxy Fund generally have different and somewhat more limited rights to vote and to call shareholder meetings than shareholders of the Columbia Fund.


     The shareholders of both Funds have the right to vote for the election of Trustees/directors. Both Galaxy's Declaration of Trust and the Columbia Fund's Articles of Incorporation and Bylaws give shareholders the right to call a special meeting for the purpose of electing Trustees/directors or for any other purpose (upon the request of the holders of 10% of the outstanding shares of the respective Fund). Directors of the Columbia Fund may only be removed by the shareholders; a Trustee of Galaxy may only be removed by the Trustees of Galaxy.

     In an election of Trustees of Galaxy, the shareholders of all funds that are series of Galaxy vote together for a single Board of Trustees for Galaxy. In an election of directors of the Columbia funds, only shareholders of a particular fund vote for a Board of Directors for that fund because the funds are separate corporations.

     Neither Galaxy nor the Columbia Fund is required to hold annual shareholder meetings for matters such as the election of Trustees or directors, although the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") may effectively require that Galaxy or the Columbia Fund call special shareholder meetings from time to time.

     The shareholders of Galaxy have the right to vote on a somewhat more limited category of amendments to Galaxy's Declaration of Trust than the category of amendments to the Columbia Fund's Articles of Incorporation on which its shareholders have the right to vote. The Trustees may amend Galaxy's Declaration of Trust without shareholder vote to: change Galaxy's name, supply any omission, or cure any ambiguous, defective or inconsistent provision.

     The Trustees may amend Galaxy's Code of Regulations without shareholder consent, but the shareholders may not amend Galaxy's Code of Regulations. The shareholders or board of directors of the Columbia Fund may amend the Fund's Bylaws.

     A termination of Galaxy or any series of Galaxy may be effected by action of the Trustees without shareholder approval. The shareholders of the Columbia Fund have the right to vote on a dissolution of the Fund, with a required vote of two-thirds of the outstanding shares (in addition to the vote of a majority of the outstanding shares).

     The shareholders of the Galaxy Fund have the right to vote on a merger, consolidation or share exchange involving the Galaxy Fund to the extent required under the 1940 Act, with a required vote of a majority of the outstanding shares. The shareholders of the Columbia Fund have the right to vote on a merger, consolidation, share exchange or sale of all or substantially all assets, with a required vote of a majority of the outstanding shares.

     The shareholders of the Galaxy Fund do not have dissenters' rights for these types of extraordinary transactions. The OBCA provides that the shareholders of the Columbia Fund have dissenters' rights for these types of extraordinary transactions, although such dissenters' rights may be preempted by the 1940 Act.

     The shareholders of the Galaxy Fund may vote together with shareholders of other series of Galaxy on certain matters because of the single trust structure, whereas the shareholders of the Columbia Fund vote separately from the shareholders of the other Columbia funds because the funds are separate corporations. Although any such combined voting would be subject to requirements of the 1940 Act as to separate series or class voting rights, the shareholders of Galaxy would still vote together on matters such as the election of trustees or ratification of auditors.

     Galaxy's Declaration of Trust provides that a majority consent is required for a shareholder action taken without a meeting. The Columbia Fund's Bylaws provide that unanimous consent is required for a shareholder action taken without a meeting.

     Galaxy's Declaration of Trust provides that a quorum for a shareholder meeting is a majority of the shares of each class outstanding and entitled to vote at the meeting. The Columbia Fund's Bylaws provide that a quorum for a shareholder meeting is a majority of the shares entitled to vote at the meeting. Shareholders of both the Galaxy Fund and the Columbia Fund must receive at least ten days' notice of a shareholder meeting.

     A shareholder of the Galaxy Fund may put a voting proxy in place for a duration of up to six months, compared with eleven months for shareholders of the Columbia Fund.

     The Columbia Fund must make available a list of all shareholders two days before any shareholder meeting. No such requirement is applicable to the Galaxy Fund.

     Galaxy's Declaration of Trust specifically disclaims any shareholder right to partition of the assets of the Galaxy Fund. No such disclaimer is present in the Columbia Fund's Articles of Incorporation, although Oregon law limits shareholder rights in dissolution of the Columbia Fund.


     DIRECTOR/TRUSTEE VOTING RIGHTS, POWERS AND MEETINGS. The required quorum for a meeting of the directors of the Columbia Fund is a majority of the directors. Similarly, the quorum for a meeting of the Trustees of Galaxy is a majority of the trustees.


     The net asset value ("NAV") of a fund is determined on a daily basis using a method chosen by the directors or Trustees. Galaxy's Declaration of Trust does not offer the Trustees of Galaxy any guidance in valuing assets held by Galaxy in establishing NAV calculation methods. Directors of the Columbia Fund have no specific guidance under the Articles of Incorporation or Bylaws.

     Director vacancies for the Columbia Fund are filled by action of either the shareholders, board of directors, or the remaining directors. A Trustee vacancy for Galaxy may be filled by action of the current Trustees or by shareholders. Boards of directors or trustees form committees of subgroups of their number to perform certain tasks. Such a committee formed by the directors of the Columbia Fund may not take certain actions including: authorizing distributions; approving or proposing to the shareholders any actions which require shareholder approval; filling vacancies on the board or any committees; amending the Fund's Articles of Incorporation, to the extent directors may do so without shareholder consent; adopting, amending or repealing the Fund's Bylaws; approving a plan of merger not requiring shareholder approval; authorizing or approving reacquisition of shares unless within limits prescribed by the board; generally authorizing or approving the issuance or sale of shares; or determining the designation, rights, preferences, or limitations of any class or series of shares. Trustee committees for Galaxy are not so limited.

     Directors of the Columbia Fund may cause the Fund to make loans to, or guarantees for, directors. In order for directors of the Columbia Fund to take such action, (i) it must be approved by a majority of outstanding shares, or
(ii) the board must determine that the loan or guarantee benefits the corporation and must approve the specific loan or guarantee or a general plan authorizing such items. Trustees of Galaxy are not explicitly authorized to cause a fund to make loans to, or guarantees for, Trustees.


     DIVIDENDS. The OBCA imposes certain limitations on distributions in circumstances where the corporation would be unable to pay its debts as they become due in the ordinary course of business, or its total assets would be less than its total liabilities and certain other obligations. No similar limitations are contained in Galaxy's Declaration of Trust.



     DIRECTOR AND TRUSTEE LIABILITY AND INDEMNIFICATION. Under the OBCA and the Columbia Fund's Articles of Incorporation, the directors of the Columbia Fund are not personally liable for monetary damages for their conduct as directors, but are personally liable for: acts in breach of the director's duty of loyalty to the corporation or its shareholders; acts or omissions not in good faith with the care an ordinarily prudent person in a like position would exercise under similar circumstances, and in a manner the director reasonably believes to be in the best interests of the corporation; acts which involve intentional misconduct or knowing violation of the law; an unlawful distribution to shareholders; and transactions from which the director derived an improper personal benefit. Under Galaxy's Declaration of Trust, the Trustees are liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct as Trustee. Oregon law provides for mandatory indemnification of a corporation's directors against reasonable expenses incurred in connection with a proceeding or claim with respect to which the director is successful in defending. This mandatory indemnification also extends to officers unless a fund's articles of incorporation provide otherwise. In addition, the OBCA permits the Columbia Fund to include a provision in its Articles of Incorporation providing that it will indemnify an individual made party to a proceeding because the individual is or was an officer or director against liability incurred in the proceeding. The Columbia Fund now provides for indemnification of officers and directors for any liability (including obligations to pay a judgment, settlement, penalty, fine and expenses of counsel) incurred in a proceeding providing such persons



     - acted in good faith;


     - reasonably believed that their conduct was in the best interests of the corporation or at least not opposed to its interests; and

     - in a criminal proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     No indemnification may be granted if such person is adjudged liable (1) to the Fund in connection with a proceeding by or in right of the Fund or (ii) on the basis that personal benefit was improperly received. In addition, the Fund will reimburse the expenses of an officer or director (or the Fund will pay the expenses) in advance of the final disposition of any proceeding if the person receiving the advance furnishes to the Fund (x) written affirmation of his or her good faith belief that he or she has met with prescribed standard of conduct and (y) a written undertaking to repay the advance if it is determined that the person did not meet the standard of conduct. Pursuant to Galaxy's Declaration of Trust, Galaxy will indemnify each of its trustees, representatives and employees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a trustee, representative or employee except with respect to any matter as to which such person shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. Expenses may be paid from time to time by Galaxy in advance of the final disposition of any such proceeding if Galaxy receives a written undertaking by the indemnified person to reimburse Galaxy in the event it is subsequently determined that the indemnified person is not entitled to such indemnification.

                           COLUMBIA GROWTH FUND, INC.
                              1301 SW FIFTH AVENUE
                             PORTLAND, OREGON 97201
                                 1-800-547-1707

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 23, 2002



           This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Galaxy Large Cap Growth Fund (the "Galaxy Fund"), a series of The Galaxy Fund, by the Columbia Growth Fund, Inc. (the "Columbia Fund").


           This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August 23, 2002 (the "Prospectus/Proxy Statement") of the Columbia Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Galaxy Fund in exchange for shares of the Columbia Fund and the assumption of all the liabilities of the Galaxy Fund. The Galaxy Fund would distribute the Columbia Fund shares it receives to its shareholders in complete liquidation of the Galaxy Fund.


           This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling your Fund at the relevant address or telephone number set forth above.

           Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

                                Table of Contents


I.   Additional Information abut the Columbia Fund and the Galaxy Fund......   2

II.  Financial Statements...................................................   2

\
I.  Additional Information about the Columbia Fund and the Galaxy Fund.

           Further information about shares of the Columbia Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 25, 2002, as supplemented.

           Further information about Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 28, 2002.

II.  Financial Statements.

           This SAI is accompanied by the Annual Report for the year ended December 31, 2001 for the Columbia Fund, which report contains historical financial information regarding such Fund. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

           The audited financial statements and related Report of Independent Auditors for the year ended October 31, 2001, as supplemented, and the unaudited financial statements for the semi-annual period ended April 30, 2002 for the Galaxy Fund are incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

                                   GALAXY FUND
                                       AND
                                  COLUMBIA FUND

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)


           The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of December 31, 2001 and the unaudited pro forma combining statement of operations for the twelve months ended December 31, 2001 presents the results of operations of the Columbia Fund as if the combination with the Galaxy Fund had been consummated at January 1, 2001. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at January 1, 2001. These historical statements have been derived from the Columbia Fund and the Galaxy Fund's books and records utilized in calculating daily net asset value at December 31, 2001, and for the twelve month period then ended.


           The pro forma statements give effect to the proposed transfer of all of the assets of the Galaxy Fund to the Columbia Fund in exchange for the assumption by the Columbia Fund of all of the liabilities of the Galaxy Fund and for a number of the Columbia Fund's shares equal in value to the value of the net assets of the Galaxy Fund transferred to the Columbia Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Columbia Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization.

           The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Columbia Fund and the Galaxy Fund incorporated by reference in this SAI.

 PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 2001 (UNAUDITED)

                GALAXY
COLUMBIA       LARGE CAP                                                                                    GALAXY
 GROWTH         GROWTH                                                                     COLUMBIA        LARGE CAP
  FUND           FUND                                                                       GROWTH          GROWTH
SHARES OR      SHARES OR       PRO FORMA                                                     FUND            FUND       PRO FORMA
  PAR            PAR           COMBINED                                                     VALUE            VALUE      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                         COMMON STOCKS - 95.4%
                                         CONSTRUCTION - 0.4%
                                         BUILDING MATERIALS - 0.4%
  141,500             -        141,500   Vulcan Materials Co.                             $ 6,783,510            $ -   $ 6,783,510
                                                                                        -------------------------------------------

                                         HEAVY CONSTRUCTION - NON-BUILDING
                                         CONSTRUCTION - 0.0%
        -         5,000          5,000   Calpine Corp.                                              -         83,950        83,950
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         CONSUMER DISCRETIONARY - 1.7%
                                         EDUCATION - 0.2%
        -        65,000         65,000   Apollo Group, Inc., Class A                                -      2,925,650     2,925,650
                                                                                        -------------------------------------------

                                         MOTORCYCLE MANUFACTURERS - 0.2%
        -        50,000         50,000   Harley Davidson, Inc.                                      -      2,715,500     2,715,500
                                                                                        -------------------------------------------

                                         PERSONAL PRODUCTS - 1.3%
  595,400             -        595,400   Gillette Co.                                      19,886,360              -    19,886,360
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         FINANCE, INSURANCE & REAL ESTATE - 10.0%
                                         DEPOSITORY INSTITUTIONS - 0.8%
  166,500             -        166,500   Bank of New York Co., Inc.                         6,793,200              -     6,793,200
        -       159,000        159,000   Mellon Financial Corp.                                     -      5,981,580     5,981,580
                                                                                        -------------------------------------------
                                                                                            6,793,200      5,981,580    12,774,780
                                                                                        -------------------------------------------

                                         INSURANCE CARRIERS - 4.7%
  371,994       118,405        490,399   American International Group, Inc.                29,536,324      9,401,357    38,937,681
  477,500       166,666        644,166   Citigroup, Inc.                                   24,104,200      8,413,300    32,517,500
                                                                                        -------------------------------------------
                                                                                           53,640,524     17,814,657    71,455,181
                                                                                        -------------------------------------------

                                         NON-DEPOSITORY CREDIT INSTITUTIONS - 3.3%
  305,200         1,000        306,200   Capital One Financial Corp.                       16,465,540         53,950    16,519,490
  142,000             -        142,000   Fannie Mae                                        11,289,000              -    11,289,000
  128,700       134,083        262,783   Freddie Mac                                        8,416,980      8,769,028    17,186,008
        -       132,000        132,000   MBNA Corp.                                                 -      4,646,400     4,646,400
                                                                                        -------------------------------------------
                                                                                           36,171,520     13,469,378    49,640,898
                                                                                        -------------------------------------------

                                         SECURITY BROKERS & DEALERS - 1.2%
  140,800             -        140,800   Goldman Sachs Group, Inc.                         13,059,200              -    13,059,200
        -        97,000         97,000   Morgan Stanley Dean Witter & Co.                           -      5,426,180     5,426,180
                                                                                        -------------------------------------------
                                                                                           13,059,200      5,426,180    18,485,380
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MANUFACTURING - 38.1%
                                         CHEMICALS & BIOTECHNOLOGY PRODUCTS - 16.9%
  459,700             -        459,700   Abbott Laboratories                               25,628,275              -    25,628,275
        -         1,000          1,000   Amgen, Inc.                                                -         56,440        56,440
   79,700             -         79,700   Allergan, Inc.                                     5,981,485              -     5,981,485
  598,100             -        598,100   Baxter International, Inc.                        32,076,103              -    32,076,103
   61,350             -         61,350   Biogen, Inc.                                       3,518,423              -     3,518,423
  769,345         1,000        770,345   Bristol-Myers Squibb Co.                          39,236,595         51,000    39,287,595
  132,600             -        132,600   Cardinal Health, Inc.                              8,573,916              -     8,573,916
  107,900             -        107,900   Cephalon, Inc.                                     8,155,621                    8,155,621
        -         1,000          1,000   Elan Corp. PLC, ADR                                        -         45,060        45,060
  125,700             -        125,700   Genentech, Inc.                                    6,819,225              -     6,819,225
  196,000             -        196,000   Lilly, Eli & Co.                                  15,393,840              -    15,393,840
  170,200             -        170,200   MedImmune, Inc.                                    7,888,770              -     7,888,770
   96,400        80,000        176,400   Merck & Co., Inc.                                  5,668,320      4,704,000    10,372,320
1,473,575       172,500      1,646,075   Pfizer, Inc.                                      58,721,964      6,874,125    65,596,089
  533,850       135,000        668,850   Pharmacia Corp.                                   22,768,702      5,757,750    28,526,452
                                                                                        -------------------------------------------
                                                                                          240,431,239     17,488,375   257,919,614
                                                                                        -------------------------------------------

                                         ELECTRONIC COMPONENTS - 7.4%
  408,400             -        408,400   Celestica, Inc.                                   16,495,276              -    16,495,276
1,003,000             -      1,003,000   Flextronics International Ltd.                    24,061,970              -    24,061,970
1,580,450       156,000      1,736,450   Intel Corp.                                       49,705,152      4,906,200    54,611,352
        -        80,000         80,000   Sanmina-SCI Corp.                                          -      1,592,000     1,592,000
  287,300             -        287,300   Solectron Corp.                                    3,240,744              -     3,240,744
  306,400       177,000        483,400   Texas Instruments, Inc.                            8,579,200      4,956,000    13,535,200
                                                                                        -------------------------------------------
                                                                                          102,082,342     11,454,200   113,536,542
                                                                                        -------------------------------------------

                                         FOOD & KINDRED PRODUCTS - 1.5%
  247,500             -        247,500   Kraft Foods, Inc., Class A                         8,422,425              -     8,422,425
  200,000             -        200,000   Philip Morris Companies, Inc.                      9,170,000              -     9,170,000

 PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 2001 (UNAUDITED)

                GALAXY
COLUMBIA       LARGE CAP                                                                                    GALAXY
 GROWTH         GROWTH                                                                     COLUMBIA        LARGE CAP
  FUND           FUND                                                                       GROWTH          GROWTH
SHARES OR      SHARES OR       PRO FORMA                                                     FUND            FUND       PRO FORMA
  PAR            PAR           COMBINED                                                     VALUE            VALUE      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
  223,300             -        223,300   SYSCO Corp.                                        5,854,926              -     5,854,926
                                                                                        -------------------------------------------
                                                                                           23,447,351              -    23,447,351
                                                                                        -------------------------------------------

                                         MACHINERY & COMPUTER EQUIPMENT - 4.7%
  245,300             -        245,300   Applied Materials, Inc.                            9,836,530              -     9,836,530
1,611,900       230,000      1,841,900   Cisco Systems, Inc.                               29,191,509      4,165,300    33,356,809
  604,900             -        604,900   Dell Computer Corp.                               16,441,182              -    16,441,182
   80,100             -         80,100   KLA-Tencor Corp.                                   3,969,756              -     3,969,756
  190,200             -        190,200   Novellus Systems, Inc.                             7,503,390              -     7,503,390
                                                                                        -------------------------------------------
                                                                                           66,942,367      4,165,300    71,107,667
                                                                                        -------------------------------------------

                                         MEASURING & ANALYZING INSTRUMENTS - 0.6%
  238,900             -        238,900   Waters Corp.                                       9,257,375              -     9,257,375
                                                                                        -------------------------------------------

                                         MISCELLANEOUS MANUFACTURING - 6.1%
  326,000             -        326,000   Hasbro, Inc.                                       5,290,980              -     5,290,980
  109,100             -        109,100   Minnesota Mining & Manufacturing Co.              12,896,711              -    12,896,711
1,056,400       210,000      1,266,400   Tyco International Ltd.                           62,221,960     12,369,000    74,590,960
                                                                                        -------------------------------------------
                                                                                           80,409,651     12,369,000    92,778,651
                                                                                        -------------------------------------------

                                         PETROLEUM REFINING - 0.4%
  113,200             -        113,200   Anadarko Petroleum Corp.                           6,435,420              -     6,435,420
                                                                                        -------------------------------------------

                                         RUBBER & PLASTIC - 0.5%
        -       107,682        107,682   Illinois Tool Works, Inc.                                  -      7,292,225     7,292,225
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MEDIA - 5.6%
                                         BROADCASTING & CABLE - 4.3%
  343,600             -        343,600   Adelphia Communications Corp.                     10,713,448              -    10,713,448
  300,631             -        300,631   Clear Channel Communications, Inc.                15,305,124              -    15,305,124
  197,300             -        197,300   Comcast Corp, Class A                              7,102,800              -     7,102,800
  334,300             -        334,300   Gemstar-TV Guide International, Inc.               9,260,110              -     9,260,110
1,114,375             -      1,114,375   Liberty Media Corp., Class A                      15,601,250              -    15,601,250
  206,700             -        206,700   Univision Communications, Inc., Class A            8,363,082              -     8,363,082
                                                                                        -------------------------------------------
                                                                                           66,345,814              -    66,345,814
                                                                                        -------------------------------------------

                                         MULTIMEDIA - 1.3%
  441,300             -        441,300   Viacom, Inc., Class B                             19,483,395              -    19,483,395
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MINING & ENERGY - 1.3%
                                         OIL & GAS EXTRACTION - 0.7%
  140,150             -        140,150   Nabors Industries, Inc.                            4,811,350              -     4,811,350
  192,250             -        192,250   Noble Drilling Corp.                               6,544,190              -     6,544,190
                                                                                        -------------------------------------------
                                                                                           11,355,540              -    11,355,540
                                                                                        -------------------------------------------

                                         OIL & GAS FIELD SERVICES - 0.6%
  275,700             -        275,700   BJ Services Co.                                    8,946,465              -     8,946,465
                                                                                        -------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         RETAIL TRADE - 9.9%
                                         APPAREL & ACCESSORY STORES - 0.7%
   72,519        80,000        152,519   Kohl's Corp.                                       5,108,238      5,635,200    10,743,438
                                                                                        -------------------------------------------

                                         BUILDING, HARDWARE & GARDEN SUPPLY - 3.3%
  527,950       130,000        657,950   Home Depot, Inc.                                  26,930,730      6,631,300    33,562,030
  380,400             -        380,400   Lowe's Companies, Inc.                            17,654,364              -    17,654,364
                                                                                        -------------------------------------------
                                                                                           44,585,094      6,631,300    51,216,394
                                                                                        -------------------------------------------

                                         FOOD STORES - 0.3%
  225,500             -        225,500   Kroger Co.                                         4,706,185              -     4,706,185
                                                                                        -------------------------------------------

                                         GENERAL MERCHANDISE STORES - 5.3%
  301,250             -        301,250   Costco Wholesale Corp.                            13,369,475              -    13,369,475
        -       128,000        128,000   CVS Corp.                                                  -      3,788,800     3,788,800
        -       120,000        120,000   Dollar Tree Stores, Inc.                                   -      3,709,200     3,709,200
        -       275,000        275,000   Staples, Inc.                                              -      5,142,500     5,142,500
  237,800             -        237,800   Target Corp.                                       9,761,690              -     9,761,690
  262,400             -        262,400   Walgreen Co.                                       8,832,384              -     8,832,384
  623,700             -        623,700   Wal-Mart Stores, Inc.                             35,893,935              -    35,893,935
                                                                                        -------------------------------------------
                                                                                           67,857,484     12,640,500    80,497,984
                                                                                        -------------------------------------------

                                         HOME FURNISHINGS & EQUIPMENT - 0.3%
                116,000        116,000   Bed, Bath & Beyond, Inc.                                   -      3,932,400     3,932,400

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                  GALAXY
 COLUMBIA        LARGE CAP                                                                               GALAXY
  GROWTH          GROWTH                                                                   COLUMBIA     LARGE CAP
   FUND            FUND                                                                     GROWTH       GROWTH
SHARES OR        SHARES OR   PRO FORMA                                                       FUND         FUND           PRO FORMA
   PAR             PAR        COMBINED                                                      VALUE         VALUE          COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                      1,000        1,000  Best Buy Co., Inc.                                       --        74,480          74,480
                                                                                       ---------------------------------------------
                                                                                                   --     4,006,880       4,006,880
                                                                                       ---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          SERVICES - 17.2%

                                          BUSINESS SERVICES - 2.9%

      509,675            --      509,675  Accenture Ltd., Class A                          13,720,451            --      13,720,451
           --       245,000      245,000  BEA Systems, Inc.                                        --     3,773,000       3,773,000
      154,400            --      154,400  Lexmark International, Inc.                       9,109,600            --       9,109,600
           --        20,000       20,000  Omnicom Group, Inc.                                      --     1,787,000       1,787,000
           --        60,000       60,000  Paychex, Inc.                                            --     2,091,000       2,091,000
    1,141,900            --    1,141,900  Sun Microsystems, Inc.                           14,091,046            --      14,091,046
                                                                                       ---------------------------------------------
                                                                                           36,921,097     7,651,000      44,572,097
                                                                                       ---------------------------------------------

                                          COMPUTER RELATED SERVICES - 4.7%

      298,700            --      298,700  Amdocs Ltd.                                      10,146,839            --      10,146,839
           --       160,000      160,000  Automatic Data Processing, Inc.                          --     9,424,000       9,424,000
      255,600            --      255,600  Concord EFS, Inc.                                 8,378,568            --       8,378,568
           --        25,000       25,000  EMC Corp.                                                --       336,000         336,000
      270,150            --      270,150  International Business Machines Corp.            32,677,344            --      32,677,344
      250,200       126,500      376,700  Siebel Systems, Inc.                              7,000,596     3,539,470      10,540,066
                                                                                       ---------------------------------------------
                                                                                           58,203,347    13,299,470      71,502,817
                                                                                       ---------------------------------------------

                                          COMPUTER SOFTWARE - 7.2%

           --         7,000        7,000  Adobe Systems, Inc.                                      --       217,350         217,350
           --        95,000       95,000  Check Point Software Technologies Ltd.                   --     3,789,550       3,789,550
      265,900            --      265,900  Electronic Arts, Inc.                            15,940,705            --      15,940,705
    1,000,300         8,000    1,008,300  Microsoft Corp.                                  66,289,881       530,000      66,819,881
    1,083,800            --    1,083,800  Oracle Corp.                                     14,967,278            --      14,967,278
      136,800        65,595      202,395  VERITAS Software Corp.                            6,131,376     2,940,624       9,072,000
                                                                                       ---------------------------------------------
                                                                                          103,329,240     7,477,524     110,806,764
                                                                                       ---------------------------------------------

                                          DIVERSIFIED SERVICES - 0.5%

      395,000            --      395,000  Cendant Corp.                                     7,745,950            --       7,745,950
                                                                                       ---------------------------------------------

                                          HEALTH SERVICES - 1.9%

       77,000            --       77,000  Guidant Corp.                                     3,834,600            --       3,834,600
      214,700        10,000      224,700  Johnson & Johnson                                12,688,770       591,000      13,279,770
      316,100            --      316,100  McKesson Corp.                                   11,822,140            --      11,822,140
                                                                                       ---------------------------------------------
                                                                                           28,345,510       591,000      28,936,510
                                                                                       ---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                             GAS & SANITARY SERVICES - 11.2%

                                          ELECTRIC SERVICES - 4.6%

           --         1,000        1,000  Aes Corp.                                                --        16,350          16,350
           --       140,000      140,000  American Power Conversion Corp.                          --     2,024,400       2,024,400
    1,504,300       191,000    1,695,300  General Electric Co.                             60,292,344     7,655,280      67,947,624
                                                                                       ---------------------------------------------
                                                                                           60,292,344     9,696,030      69,988,374
                                                                                       ---------------------------------------------

                                          SEMICONDUCTORS - 2.6%

    2,038,600            --    2,038,600  Agerer Systems, Inc., Class A                    11,599,634            --      11,599,634
      109,000            --      109,000  Altera Corp.                                      2,312,980            --       2,312,980
      233,800            --      233,800  Applied Micro Circuits Corp.                      2,646,616            --       2,646,616
      124,000            --      124,000  Micron Technology, Inc.                           3,844,000            --       3,844,000
      383,550            --      383,550  National Semiconductor Corp.                     11,809,505            --      11,809,505
           --       200,000      200,000  Xilinx, Inc.                                             --     7,810,000       7,810,000
                                                                                       ---------------------------------------------
                                                                                           32,212,735     7,810,000      40,022,735
                                                                                       ---------------------------------------------

                                          TELECOMMUNICATIONS - 4.0%

      672,995        60,000      732,995  AOL Time Warner, Inc.                            21,603,139     1,926,000      23,529,139
           --        36,000       36,000  Comverse Technology, Inc.                                --       805,320         805,320
    2,725,000            --    2,725,000  Lucent Technologies, Inc.                        17,140,250            --      17,140,250
      152,800       300,000      452,800  Nokia Oyj, ADR                                    3,748,184     7,359,000      11,107,184
      168,600            --      168,600  QUALCOMM, Inc.                                    8,514,300            --       8,514,300
                                                                                       ---------------------------------------------
                                                                                           51,005,873    10,090,320      61,096,193
                                                                                       ---------------------------------------------

                                          Total Common Stocks                           1,271,784,370   186,715,219   1,458,499,589
                                                                                       ---------------------------------------------

                                          WARRANT - 0.1%

------------------------------------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                             GAS & SANITARY SERVICES - 0.1%

                                          SEMICONDUCTORS - 0.1%

    1,000,000            --    1,000,000  Merrill-CW02 Taiwan Semiconductor (08/23/02)      2,504,000            --       2,504,000
                                                                                       ---------------------------------------------

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                  GALAXY
 COLUMBIA        LARGE CAP                                                                               GALAXY
  GROWTH          GROWTH                                                                   COLUMBIA     LARGE CAP
   FUND            FUND                                                                     GROWTH       GROWTH
SHARES OR        SHARES OR   PRO FORMA                                                       FUND         FUND           PRO FORMA
   PAR             PAR        COMBINED                                                      VALUE         VALUE          COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                          SHORT-TERM OBLIGATIONS - 5.1%
------------------------------------------------------------------------------------------------------------------------------------
                                          REPURCHASE AGREEMENTS - 5.1%
                                          Goldman Sachs, dated 12/31/01, due 01/02/02
$          --  $ 16,849,000  $16,849,000    at 1.750%                                              --    16,849,000      16,849,000
                                          J.P. Morgan Securities, Inc., dated 12/31/01,
   61,027,802            --   61,027,802    due 01/02/02 at 1.780%                         61,027,802            --      61,027,802
                                                                                       ---------------------------------------------

                                          Total Short-Term Obligations                     61,027,802    16,849,000      77,876,802
                                                                                       ---------------------------------------------

                                          TOTAL INVESTMENTS - 100.6%                    1,335,316,172   203,564,219   1,538,880,391
                                                                                       ---------------------------------------------

                                          OTHER ASSETS & LIABILITIES, NET - (0.6%)         (9,471,775)      (26,771)     (9,498,546)
                                                                                       ---------------------------------------------

                                          NET ASSETS - 100.0%                          $1,325,844,397  $203,537,448  $1,529,381,845
                                                                                       =============================================


Percentages are based on Net Assets of the Pro Forma Combined.

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         GALAXY
                                                          COLUMBIA      LARGE CAP
                                                           GROWTH        GROWTH              PRO FORMA            PRO FORMA
                                                            FUND          FUND              ADJUSTMENTS            COMBINED
                                                    ----------------  --------------      ---------------      ----------------
ASSETS

Investments, at cost                                $ 1,095,359,502   $ 179,034,531                            $ 1,274,394,033
                                                    ----------------  --------------                           ----------------
Investments, at value                               $ 1,335,316,172   $ 203,564,219                            $ 1,538,880,391
Cash                                                             --             141                                        141
Receivable for:
   Investments sold                                       7,057,103              --                                  7,057,103
   Fund shares sold                                         698,018           8,360                                    706,378
   Dividends                                                873,208         123,063                                    996,271
   Interest                                                  72,255             819                                     73,074
Expense reimbursement                                            --          15,245                                     15,245
Other assets                                                     --         122,286                                    122,286
                                                    ----------------  --------------                           ----------------
     Total Assets                                     1,344,016,756     203,834,133                              1,547,850,889
                                                    ----------------  --------------                           ----------------

LIABILITIES
Payable for:

   Investments purchased                                  5,329,458              --                                  5,329,458
   Fund shares repurchased                               11,864,476           4,611                                 11,869,087
   Management fee                                           647,397         253,950                                    901,347
   Shareholder servicing fees and 12b-1 fees                     --          21,945                                     21,945
   Transfer agent fee                                        90,692          15,108                                    105,800
Other liabilities                                           240,336           1,071                                    241,407
                                                    ----------------  --------------                           ----------------
     Total Liabilities                                   18,172,359         296,685                                 18,469,044
                                                    ----------------  --------------                           ----------------
NET ASSETS                                          $ 1,325,844,397   $ 203,537,448                             $1,529,381,845
                                                    ================  ==============                           ================

Paid in capital                                     $ 1,286,738,635   $ 234,484,476                            $ 1,521,223,111
Accumulated net investment loss                                  --        (703,164)                                  (703,164)
Accumulated net realized loss on investments           (200,850,908)    (54,773,552)                              (255,624,460)
Net unrealized appreciation/depreciation on
   investments                                          239,956,670      24,529,688                                264,486,358
                                                    ----------------  --------------                           ----------------
NET ASSETS                                          $ 1,325,844,397   $ 203,537,448                             $1,529,381,845
                                                    ================  ==============                           ================

Net assets - Retail A Shares                        $            --     $ 5,090,134           (5,090,134)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Retail A Shares                             --         608,294             (608,294)                   --
                                                    ================  ==============                           ================
Net asset value and redemption
   price per share - Retail A Shares                $            --          $ 8.37                            $            --
                                                    ================  ==============                           ================
Maximum offering price per share - Retail A Shares
   (Net asset value/0.9425)                         $            --          $ 8.88                            $            --
                                                    ================  ==============                           ================

Net assets - Class T                                $            --   $          --            5,090,134  {a}      $ 5,090,134
                                                    ================  ==============                           ================
Shares outstanding - Class T                                     --              --              162,365  {a}          162,365
                                                    ================  ==============                           ================
Net asset value and redemption
   price per share - Class T                        $            --   $          --                                    $ 31.35
                                                    ================  ==============                           ================
Maximum offering price per share - Class T
   (Net asset value/0.9425)                         $            --   $          --                                    $ 33.26
                                                    ================  ==============                           ================

Net assets - Retail B Shares                        $            --    $ 26,099,824          (26,099,824)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Retail B Shares                             --       3,240,856           (3,240,856)                   --
                                                    ================  ==============                           ================
Net asset value and offering
   price per share - Retail B Shares                $            --          $ 8.05  (a)                               $ 31.35
                                                    ================  ==============                           ================

Net assets - Class G                                $            --   $          --           26,099,824  {a}     $ 26,099,824
                                                    ================  ==============                           ================
Shares outstanding - Class G                                     --              --              832,530  {a}          832,530
                                                    ================  ==============                           ================
Net asset value and offering
   price per share - Class G                        $            --   $          --  (a)                               $ 31.35
                                                    ================  ==============                           ================

Net assets - Class S                                $ 1,325,844,397   $          --       (1,325,844,397)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Class S                             42,294,252              --          (42,294,252)                   --
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Class S                                $ 31.35   $          --                            $            --
                                                    ================  ==============                           ================

Net assets - Trust Shares                           $            --   $ 172,347,490         (172,347,490)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Trust Shares                                --      20,164,347          (20,164,347)                   --
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Trust Shares                   $            --          $ 8.55                            $            --
                                                    ================  ==============                           ================

Net assets - Class Z                                $            --   $          --        1,498,191,887  {a}   $1,498,191,887
                                                    ================  ==============                           ================
Shares outstanding - Class Z                                     --              --           47,791,780  {a}       47,791,780
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Class Z                        $            --   $          --                                    $ 31.35
                                                    ================  ==============                           ================


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

{a} New class shares of the surviving fund transferred at NAV of surviving fund.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          GALAXY
                                                         COLUMBIA       LARGE CAP
                                                          GROWTH          GROWTH       PRO FORMA           PRO FORMA
                                                           FUND            FUND       ADJUSTMENTS           COMBINED
                                                     ---------------  --------------  ------------      ---------------
INVESTMENT INCOME

Dividends                                            $    8,368,854   $   1,702,345                     $   10,071,199
Interest                                                  1,420,609         284,414                          1,705,023
                                                     ---------------  --------------   ----------      ---------------
   Total Investment Income                                9,789,463       1,986,759            --           11,776,222

EXPENSES

Management fee                                            8,377,937       1,810,755      (604,765) {a}       9,583,927
Administration fee                                               --         377,487      (377,487) {a}              --
Shareholder servicing and 12b-1 fees                             --         330,208       (11,560) {b}         318,648
Fund accounting fee                                          37,920          20,229        91,851  {c}         150,000
Transfer agent fee                                        2,030,214         198,543       431,040  {d}       2,659,797
Directors'/Trustees' fee                                     14,612           3,378        (2,990) {e}          15,000
Custody fee                                                 100,671          43,921            --              144,592
Other expenses                                              261,780         113,258      (102,790) {f}         272,248
                                                     ---------------  --------------   ----------      ---------------
   Total Expenses                                        10,823,134       2,897,779      (576,701)          13,144,212
Fees and expenses waived or borne by Advisor
  and Administrator                                              --        (225,543)      225,543  {a}              --
Fees paid indirectly                                        (27,175)             --            --              (27,175)
                                                     ---------------  --------------   ----------      ---------------
   Net Expenses                                          10,795,959       2,672,236      (351,158)          13,117,037
                                                     ---------------  --------------   ----------      ---------------
   Net Investment Loss                                   (1,006,496)       (685,477)      351,158           (1,340,815)
                                                     ---------------  --------------   ----------      ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized loss on investments                       (197,532,848)    (11,868,485)           --         (209,401,333)
Net change in unrealized appreciation/depreciation
   on investments                                      (197,525,517)    (62,709,312)           --         (260,234,829)
                                                     ---------------  --------------   ----------      ---------------
   Net Loss                                            (395,058,365)    (74,577,797)           --         (469,636,162)
                                                     ---------------  --------------   ----------      ---------------
Decrease in Net Assets from Operations               $ (396,064,861)  $ (75,263,274)   $  351,158      $ (470,976,977)
                                                     ===============  ==============   ==========      ===============


{a}  Based on the contract in effect for the surviving fund.

{b} Based on the Liberty fee structure for service fees and a grandfathered rate for the distribution fee.

{c}  Based on the SSB fee structure.

{d}  Based on the Liberty fee structure.

{e}  Based on the new Liberty funds structure assuming all mergers occur.

{f}  Due to economies of scale achieved by merging the funds.

                           COLUMBIA GROWTH FUND, INC.

                                    FORM N-14

PART C. OTHER INFORMATION

Item 15. Indemnification

         Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

         Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 16. Exhibits

               (1)            Registrant's Articles of Incorporation.(1)

               (2)            Restated Bylaws.(1)

               (3)            Not Applicable.


               (4) Form of Agreement and Plan of Reorganization dated July 31, 2002 among The Galaxy Fund on behalf of Galaxy Large Cap

                              Growth Fund and Colombia Growth Fund, Inc. and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

               (5)            Specimen Stock Certificate.(1)

               (6)            Investment Advisory Contract.(1)

               (7)            Distribution Agreement.(3)

               (8)            Not Applicable.


               (9) (a) Master Custodian Agreement with State Street Bank and Trust Company.(6)


               (9) (b) Global Custody Contract with J.P. Morgan Chase & Co., formerly known as The Chase Manhattan Bank.(4)


               (10)(a) Form of 12b-1 Plan relating to Class A, B, D and G shares*



               (10)(b)        Rule 18f-3 Plan*



               (11) Opinion and Consent of Counsel of Stoel Rives LLP with respect to the Acquisition of the Galaxy Large Cap Growth Fund.*



               (12) Opinion of Ropes and Gray as to tax consequences (including consent of firm).*


               (13)           Not Applicable.


               (14)(a)        Consent of Drinker Biddle & Reath LLP.*



                   (b)        Consent of Ernst & Young LLP.*



                   (c)        Consent of PricewaterhouseCoopers LLP.*


               (15)           Not Applicable.

               (16)           All Powers of Attorney.*

               (17)(a)        Transfer Agent Agreement.(1)

               (17)(b)        Amendment No. 1 to Transfer Agent Agreement.(2)


               (17)(c)        Shareholder Servicing Plan for Class T shares*



               (17)(d)        Form of Shareholder Servicing Agreement for
                              Class T shares*

               (17)(e)        Form of Shareholder Servicing Agreement for
                              Class G shares*



               (17)(f)        Code of Ethics.(4)



               (17)(g)        Form of Proxy Card.*



               (17)(h)(i)     Prospectus for Retail A Shares and Retail B
                              Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(ii)    Supplement dated May 20, 2002 to the
                              Prospectus for Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(iii)   Supplement dated April 24, 2002 to the
                              Prospectus for Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(iv)    Supplement dated April 12, 2002 to the
                              Prospectus for Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(v)     Supplement dated March 15, 2002 to the
                              Prospectus for Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value

                              Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(vi)    Prospectus for Trust Shares of the Galaxy
                              Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(vii)   Supplement dated May 20, 2002 to the
                              Prospectus for Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(viii)  Supplement dated April 24, 2002 to the
                              Prospectus for Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(ix)    Supplement dated April 12, 2002 to the
                              Prospectus for Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.(6)



               (17)(h)(x)     Supplement dated March 15, 2002 to the
                              Prospectus for Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.(6)

               (17)(h)(xi)    Statement of Additional Information for
                              Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund and Galaxy Small Company Equity Fund dated February 28, 2002.(6)



               (17)(h)(xii)   Prospectus for shares of the Columbia
                              Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund dated February 25, 2002.(6)



               (17)(h)(xiii)  Statement of Additional Information for
                              shares of the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund dated February 25, 2002.(6)



               (17)(h)(xiv)   Annual Report for the fiscal year ended
                              October 31, 2001 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.(6)



               (17)(h)(xv)    Supplement dated April 1, 2002 to the
                              Annual Report for the fiscal year ended October 31, 2001 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.(6)

               (17)(h)(xvi)   Semi-Annual Report for the period ended
                              April 30, 2002 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.(6)



               (17)(h)(xvii)  Annual Report for the fiscal year ended
                              December 31, 2001 for the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund.(6)



               (17)(h)(xviii) Supplement dated July 1, 2002 to the
                              Statement of Additional Information for shares of the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund dated February 25, 2002.(6)



               (17)(h)(xix)   Supplement dated July 3, 2002 to the
                              Prospectuses for Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(5)



               (17)(h)(xx)    Supplement dated July 10, 2002 to the
                              Prospectus for Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.*

               (17)(h)(xxi) Supplement dated July 10, 2002 to the Prospectus for Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002.*



               (17)(h)(xxii)  Supplement dated July 3, 2002 to the Statement of
                              Additional Information for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund and Galaxy Small Company Equity Fund dated February 28, 2002.(6)


----------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 23, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed December 7, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 20, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 25, 2002.

(5) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026417, is incorporated herein by reference.


(6) Incorporated herein by Reference to the Registrant's Registration Statement on Form N-14 filed July 9, 2002 (accession number 0000950135-02-003291).


(*)      Filed herewith.

Item 17. Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Portland and the State of Oregon on this 23rd day of August, 2002.


                                      COLUMBIA GROWTH FUND, INC.

                                      /s/ Jeff B. Curtis
                                      ------------------------------------
                                      Jeff B. Curtis
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.


Signature                                           Title                     Date
---------                                           -----                     ----
(i) Principal executive officer

/s/ Jeff B. Curtis                                  President                 August 23, 2002
---------------------------------------
Jeff B. Curtis

(ii) Principle accounting and financial officer

/s/ Jeffrey L. Lunzer                               Vice President            August 23, 2002
---------------------------------------
Jeffrey L. Lunzer

(iii) Directors

*James C. George                                    Director                  August 23, 2002
---------------------------------------
 James C. George

*J. Jerry Inskeep, Jr.                              Chairman and Director     August 23, 2002
---------------------------------------
 J. Jerry Inskeep, Jr.

*Patrick J. Simpson                                 Director                  August 23, 2002
---------------------------------------
 Patrick J. Simpson

*Richard L. Woolworth                               Director                  August 23, 2002
---------------------------------------
 Richard L. Woolworth


*By:  /s/ Jeff B. Curtis
      ------------------
         Jeff B. Curtis
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.    Description

(10) (a)       Form of 12b-1 Plan relating to Class A, B, D and G shares

(10) (b)       Rule 18f-3 Plan

(11) Opinion and Consent of Stoel Rives LLP with respect to the Acquisition of the Galaxy Large Cap Growth Fund

(12) Opinion of Ropes & Gray as to tax consequences (including consent of firm)

(14) (a)       Consent of Drinker Biddle & Reath LLP

     (b)       Consent of Ernst & Young LLP

     (c)       Consent of PricewaterhouseCoopers LLP

(16)           Powers of Attorney

(17) (c)       Shareholder Servicing Plan for Class T shares

(17) (d)       Form of Shareholder Servicing Agreement for Class T shares

(17) (e)       Form of Shareholder Servicing Agreement for Class G shares

(17) (g)       Form of Proxy Card

(17) (h)(xx)   Supplement dated July 10, 2002 to the Prospectus for
               Retail A Shares and Retail B Shares of the Galaxy Asset
               Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and
               Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value
               Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy
               International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
               Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value
               Fund and Large Cap Growth Fund dated February 28, 2002.

(17)(h)(xxi)   Supplement dated July 10, 2002 to the Prospectus for
               Trust Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund dated February 28, 2002